UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric

Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2019

Parametric

Tax-Managed Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	38

Federal Tax Information	39

Board of Trustees’ Contract Approval	40

Management and Organization	43

Important Notices	46

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended June 30, 2019, emerging market equities posted a modest gain, advancing 1.21% as measured by the MSCI Emerging Markets Index (the Index),2 despite facing notable performance deterioration during the first half of the period.

Trade war fears grew in severity during 2018, adversely impacting many trade-centric economies. Emerging markets equities experienced a rebound in the first quarter of 2019 as trade war fears abated, led by the major Asian economies of China, South Korea and Taiwan. The trade war took center stage once more during the second quarter of 2019, and emerging market countries abruptly sold-off after tensions between the U.S. and China rapidly reignited. Softer economic data out of China also weighed on investor sentiment. Pakistan and Turkey were the worst performing countries during the period. In Pakistan, investor sentiment soured after spiraling current account and budget deficits forced the country to seek $6 billion in aid from the International Monetary Fund (IMF). Turkey suffered a loss of investor confidence as the government appeared uninterested in solving many of the structural issues that had led to a plunge in the country’s currency.

Frontier markets (as measured by the MSCI Frontier Markets Index) delivered higher returns than emerging markets (as measured by the Index) over the period.

Fund Performance

For the 12-month period ended June 30, 2019, Parametric Tax-Managed Emerging Markets Fund (the Fund) had a total return of 2.12% for Institutional Class shares at net asset value (NAV), outperforming the Fund’s benchmark, the Index, which had a total return of 1.21% for the same period.

An underweight to China was the top contributor to performance relative to the Index during the period, as escalations in the U.S./China trade war, as well as continued weakening in its currency, weighed on Chinese equity markets. An underweight to South Korea also boosted relative returns, as stocks sold off on slowing trade and a number of prominent earnings misses. An overweight to Russia also aided relative results. Strength in the financials and energy sectors bolstered Russian equities during the period.

Overweight exposure to Turkey detracted from performance relative to the Index during the period due to a drop in the Turkish lira, as well as the country’s unstable political environment. Additionally, an overweight to Pakistan weighed on relative results, as growth forecasts were slashed and inflation rose aggressively amidst the country seeking aid from the IMF. The sector allocation process within India also detracted from performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Performance2,3

Portfolio Managers Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	2.12%	0.43%	5.78%
MSCI Emerging Markets Index	—	—	1.21%	2.49%	5.81%

% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions	06/30/1998	06/30/1998	2.06%	0.21%	5.60%
After Taxes on Distributions and Sales of Fund Shares	—	—	2.04	0.47	4.98

% Total Annual Operating Expense Ratio[4]					Institutional Class
					0.95%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

America Movil SAB de CV, Series L	1.1%

Sberbank of Russia PJSC	0.8

Naspers, Ltd., Class N	0.7

Credicorp, Ltd.	0.7

Gazprom PJSC ADR	0.6

Lukoil PJSC ADR	0.5

Samsung Electronics Co., Ltd.	0.5

Petroleo Brasileiro SA, PFC Shares	0.5

Fomento Economico Mexicano SAB de CV, Series UBD	0.5

Tencent Holdings, Ltd.	0.5

Total	6.4%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,093.30	$4.98	0.96%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.00	$4.81	0.96%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

6

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments

Common Stocks — 99.6%
Security	Shares	Value

Argentina — 0.7%

Adecoagro SA(1)	46,400	$331,296

Arcos Dorados Holdings, Inc., Class A	50,400	366,912

Banco BBVA Argentina SA ADR	17,300	195,836

Banco Macro SA, Class B	130,676	962,859

BBVA Banco Frances SA(1)	76,594	290,298

Cresud SA ADR(1)	19,400	203,312

Grupo Financiero Galicia SA, Class B ADR	34,600	1,228,300

IRSA Inversiones y Representaciones SA	119,544	116,647

IRSA Propiedades Comerciales SA	1,325	6,114

Ledesma SAAI(1)	259,501	73,917

MercadoLibre, Inc.(1)	10,600	6,484,762

Molinos Agro SA	18,283	155,804

Molinos Rio de la Plata SA, Class B(1)	75,026	77,977

Pampa Energia SA ADR(1)	71,060	2,463,650

Telecom Argentina SA ADR	47,300	835,791

Ternium Argentina SA	2,005,200	646,697

Transportadora de Gas del Sur SA	252,923	741,277

YPF SA ADR	101,600	1,850,136

		$17,031,585

Bahrain — 0.7%

Ahli United Bank BSC	11,501,687	$9,935,904

Al Salam Bank-Bahrain BSC	13,075,391	2,889,700

GFH Financial Group BSC	10,517,983	2,503,570

Ithmaar Holding BSC(1)(2)	21,954,746	1,345,497

		$16,674,671

Bangladesh — 0.7%

ACI, Ltd.	129,325	$409,266

Aftab Automobiles, Ltd.	378,354	167,399

Al-Arafah Islami Bank, Ltd.	1,502,654	331,400

Bangladesh Export Import Co., Ltd.	3,361,221	892,067

Bangladesh Submarine Cable Co., Ltd.	178,728	293,501

Beximco Pharmaceuticals, Ltd.	71,885	69,724

BRAC Bank, Ltd.(1)	549,580	433,064

British American Tobacco Bangladesh Co., Ltd.	86,051	1,380,598

BSRM Steels, Ltd.	1,375,000	932,729

City Bank, Ltd. (The)	980,486	324,461

Grameenphone, Ltd.	362,054	1,558,462

Heidelberger Cement Bangladesh, Ltd.	103,700	296,765

Islami Bank Bangladesh, Ltd.	1,587,087	450,617

Jamuna Oil Co., Ltd.	171,088	351,436

Khulna Power Co., Ltd.	1,070,095	710,461

LafargeHolcim Bangladesh, Ltd.	396,773	188,493

Security	Shares	Value

Bangladesh (continued)

LankaBangla Finance, Ltd.	1,102,357	$274,782

Malek Spinning Mills, Ltd.	475,646	93,390

Meghna Petroleum, Ltd.	210,100	487,796

National Bank, Ltd.(1)	4,020,193	419,735

Olympic Industries, Ltd.	311,098	877,917

Padma Oil Co., Ltd.	175,100	474,814

Pubali Bank, Ltd.	1,761,286	546,853

Renata, Ltd.	30,361	426,386

Singer Bangladesh, Ltd.(1)	215,270	488,436

Social Islami Bank, Ltd.(1)	1,204,589	213,358

Southeast Bank, Ltd.(1)	2,415,517	392,455

Square Pharmaceuticals, Ltd.	552,572	1,720,671

Summit Power, Ltd.	597,049	296,024

Titas Gas Transmission & Distribution Co., Ltd.	884,903	416,837

Unique Hotel & Resorts, Ltd.	1,004,743	623,665

United Airways Bangladesh, Ltd.(1)	7,278,815	215,517

United Commercial Bank, Ltd.(1)	1,397,798	282,484

		$17,041,563

Botswana — 0.4%

Barclays Bank of Botswana, Ltd.	1,308,506	$642,123

Botswana Insurance Holdings, Ltd.	825,133	1,357,337

First National Bank of Botswana, Ltd.	7,511,600	1,870,136

Letshego Holdings, Ltd.	16,310,999	2,207,753

Sechaba Breweries Holdings, Ltd.	1,086,400	2,099,626

Sefalana Holding Co.	991,000	790,124

Standard Chartered Bank Botswana, Ltd.	850,790	151,951

		$9,119,050

Brazil — 5.9%

Aliansce Shopping Centers SA	97,100	$621,802

AMBEV SA	1,217,925	5,674,209

Atacadao SA	144,200	826,157

B2W Cia Digital(1)	113,015	962,995

B3 SA - Brasil Bolsa Balcao	291,585	2,844,509

Banco Bradesco SA, PFC Shares	457,985	4,501,192

Banco do Brasil SA	56,600	795,064

BR Malls Participacoes SA	997,700	3,723,236

Braskem SA, PFC Shares	82,200	749,871

BRF SA(1)	48,966	376,431

CCR SA	160,000	569,174

Centrais Eletricas Brasileiras SA, PFC Shares	313,366	2,937,845

Cia Brasileira de Distribuicao, PFC Shares	52,556	1,295,851

Cia de Saneamento Basico do Estado de Sao Paulo ADR	222,898	2,712,669

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	158,652	1,022,162

7	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)

Cia Hering	88,700	$686,972

Cia Siderurgica Nacional SA	84,900	369,453

Cia Siderurgica Nacional SA ADR	62,200	268,082

Cielo SA	545,438	954,529

Cosan SA	123,000	1,478,261

CVC Brasil Operadora e Agencia de Viagens SA	91,021	1,180,444

Cyrela Brazil Realty SA Empreendimentos e Participacoes	191,224	1,035,810

Duratex SA	271,983	837,209

EDP-Energias do Brasil SA	331,900	1,633,592

Embraer SA	268,332	1,356,352

Embraer SA ADR	3,652	73,515

Engie Brasil Energia SA	120,125	1,359,870

Equatorial Energia SA	106,300	2,541,267

Estacio Participacoes SA	188,129	1,420,784

Ez Tec Empreendimentos e Participacoes SA	134,658	901,238

Fleury SA	191,500	1,064,734

Gerdau SA, PFC Shares	227,900	902,116

Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	242,400	2,057,902

Hypera SA	541,800	4,231,457

Iguatemi Empresa de Shopping Centers SA	88,100	1,054,231

Instituto Hermes Pardini SA	81,900	411,638

Itau Unibanco Holding SA, PFC Shares	444,493	4,197,272

Itausa-Investimentos Itau SA, PFC Shares	731,454	2,455,355

JBS SA	308,102	1,702,607

Klabin SA, PFC Shares	981,500	782,143

Linx SA	60,800	564,466

Localiza Rent a Car SA	473,628	5,054,565

Lojas Americanas SA, PFC Shares	440,490	1,889,314

Lojas Renner SA	298,050	3,660,475

M Dias Branco SA	60,700	615,860

Magazine Luiza SA	32,146	1,767,383

Marcopolo SA, PFC Shares	696,300	698,122

MRV Engenharia e Participacoes SA	214,800	1,094,711

Multiplan Empreendimentos Imobiliarios SA	608,800	4,401,174

Natura Cosmeticos SA	92,900	1,366,664

Odontoprev SA	779,700	3,707,684

Oi SA ADR	315,800	124,425

Pagseguro Digital, Ltd., Class A(1)	225,100	8,772,147

Petroleo Brasileiro SA, PFC Shares	1,616,044	11,535,506

Raia Drogasil SA	86,900	1,722,181

Rumo SA(1)	387,599	2,092,456

Sao Martinho SA	133,410	699,717

Suzano SA	143,641	1,228,820

Suzano SA ADR(1)	12,662	215,634

Telefonica Brasil SA, PFC Shares	74,605	969,683

Security	Shares	Value

Brazil (continued)

TIM Participacoes SA	1,575,044	$4,770,313

Totvs SA	91,400	1,046,591

Transmissora Alianca de Energia Electrica SA	289,393	2,046,879

Ultrapar Participacoes SA	207,296	1,085,079

Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	226,900	528,258

Vale SA	628,718	8,484,529

Weg SA	517,114	2,876,484

		$137,589,120

Bulgaria — 0.1%

Albena AD	3,379	$83,991

Bulgartabak Holding(1)	3,450	18,906

CB First Investment Bank AD(1)	54,000	102,983

Chimimport AD	825,588	834,865

Industrial Holding Bulgaria PLC(1)	576,865	335,406

Petrol AD(1)	19,052	8,917

Sopharma AD	303,500	601,195

		$1,986,263

Chile — 2.9%

AES Gener SA	1,713,702	$471,048

Aguas Andinas SA, Series A	2,298,691	1,356,910

Almendral SA	5,119,951	370,306

AntarChile SA	17,009	204,597

Banco de Chile	30,328,153	4,471,179

Banco de Chile ADR	12,399	368,126

Banco de Credito e Inversiones SA	31,145	2,148,724

Banco Santander Chile ADR	100,849	3,017,402

Besalco SA	596,000	562,907

Cap SA	86,946	996,455

Cencosud SA	1,747,858	3,430,586

Cia Cervecerias Unidas SA ADR	100,500	2,839,125

Cia Sud Americana de Vapores SA(1)	7,802,824	269,335

Colbun SA	5,553,984	1,147,475

Embotelladora Andina SA, Series A ADR	6,700	126,664

Embotelladora Andina SA, Series A, PFC Shares	149,933	469,077

Embotelladora Andina SA, Series B ADR	49,672	1,063,974

Empresa Nacional de Telecomunicaciones SA	281,023	2,861,634

Empresas CMPC SA	1,151,549	3,160,865

Empresas COPEC SA	673,467	7,378,445

Enel Americas SA	7,896,770	1,392,722

Enel Americas SA ADR	140,171	1,243,317

Enel Chile SA	4,683,503	445,110

Enel Chile SA ADR	257,006	1,228,489

8	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)

Engie Energia Chile SA	253,400	$467,068

Inversiones Aguas Metropolitanas SA	613,640	950,853

Itau CorpBanca	145,664,426	1,216,262

Latam Airlines Group SA	169,643	1,595,977

Latam Airlines Group SA ADR	248,748	2,330,769

Parque Arauco SA	818,312	2,271,408

Ripley Corp. SA	1,334,100	1,063,165

S.A.C.I. Falabella	1,032,879	6,744,713

Salfacorp SA	1,001,683	1,263,883

Sigdo Koppers SA	578,762	1,084,712

Sociedad Matriz SAAM SA	6,677,681	660,254

Sociedad Quimica y Minera de Chile SA ADR	90,000	2,799,900

Sonda SA	1,330,624	1,851,730

Vina Concha y Toro SA	680,393	1,440,862

		$66,766,028

China — 11.4%

3SBio, Inc.(3)	527,000	$904,215

AECC Aviation Power Co., Ltd.	66,500	220,307

Agile Group Holdings, Ltd.	486,000	650,568

Agricultural Bank of China, Ltd., Class H	1,705,000	713,589

Air China, Ltd., Class H	982,000	987,405

Aisino Corp.	73,800	247,963

Alibaba Group Holding, Ltd. ADR(1)	19,000	3,219,550

Aluminum Corp. of China, Ltd., Class H(1)	5,450,000	1,935,800

Angang Steel Co., Ltd., Class H	1,492,400	680,895

Anhui Conch Cement Co., Ltd., Class H	1,034,500	6,473,189

ANTA Sports Products, Ltd.	393,093	2,711,239

AVIC Aircraft Co., Ltd., Class A	162,200	372,850

Baidu, Inc. ADR(1)	13,700	1,607,832

Bank of Beijing Co., Ltd.	395,520	340,747

Bank of China, Ltd., Class H	4,501,000	1,899,282

Bank of Communications, Ltd., Class H	2,201,300	1,671,503

Bank of Nanjing Co., Ltd.	294,427	354,576

Bank of Ningbo Co., Ltd., Class A	87,300	308,525

BBMG Corp., Class H	3,378,000	1,084,762

BeiGene, Ltd. ADR(1)	24,425	3,027,479

Beijing Capital International Airport Co., Ltd., Class H	596,000	522,318

Beijing Enterprises Holdings, Ltd.	223,500	1,136,101

Beijing Enterprises Water Group, Ltd.	3,052,000	1,813,959

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	272,676

Beijing Originwater Technology Co., Ltd., Class A	171,376	194,863

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	60,580	70,088

Beijing Tongrentang Co., Ltd.	47,000	198,607

Security	Shares	Value

China (continued)

Beijing Water Business Doctor Co., Ltd., Class A	73,000	$75,927

Beijing Xinwei Technology Group Co., Ltd.(1)(2)	93,610	0

BOE Technology Group Co., Ltd., Class A	911,100	457,904

BYD Co., Ltd., Class H	278,000	1,680,921

Cangzhou Mingzhu Plastic Co., Ltd., Class A	165,750	94,343

CGN Power Co., Ltd., Class H(3)	4,236,000	1,165,865

Changchun High & New Technology Industry Group, Inc., Class A	5,800	285,744

Changjiang Securities Co., Ltd., Class A	141,300	161,007

Chengdu Xingrong Environment Co., Ltd., Class A	238,200	157,952

China Agri-Industries Holdings, Ltd.	2,380,000	765,452

China Bluechemical, Ltd., Class H	1,348,000	367,721

China Cinda Asset Management Co., Ltd., Class H	3,202,000	737,911

China CITIC Bank Corp., Ltd., Class H	1,627,000	926,561

China Coal Energy Co., Ltd., Class H	1,005,000	418,533

China Communications Construction Co., Ltd., Class H	1,677,000	1,498,891

China Communications Services Corp., Ltd., Class H	1,350,000	1,046,960

China Construction Bank Corp., Class H	3,572,580	3,079,577

China Dongxiang Group Co., Ltd.	3,981,000	489,428

China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	843,662

China Everbright Bank Co., Ltd.	341,400	189,582

China Everbright International, Ltd.	875,148	808,325

China Everbright, Ltd.	300,000	443,421

China Evergrande Group	757,000	2,120,495

China Fortune Land Development Co., Ltd.	52,400	248,859

China Gas Holdings, Ltd.	931,400	3,461,085

China Huishan Dairy Holdings Co., Ltd.(1)(2)	1,750,000	0

China International Marine Containers Co., Ltd.	496,574	499,482

China International Travel Service Corp., Ltd.	47,276	610,975

China Life Insurance Co., Ltd., Class H	178,000	439,956

China Longyuan Power Group Corp., Ltd., Class H	2,055,000	1,320,453

China Medical System Holdings, Ltd.	702,000	644,663

China Mengniu Dairy Co., Ltd.	1,332,000	5,164,330

China Merchants Bank Co., Ltd., Class H	512,500	2,543,238

China Merchants Port Holdings Co., Ltd.	424,000	721,514

China Merchants Shekou Industrial Zone Holdings Co., Ltd.(2)	935,251	0

China Minsheng Banking Corp., Ltd., Class H	1,036,920	717,970

China Mobile, Ltd.	373,120	3,396,758

China Modern Dairy Holdings, Ltd.(1)	2,514,000	373,674

China Molybdenum Co., Ltd., Class H	2,334,000	740,239

China National Building Material Co., Ltd., Class H	1,270,000	1,110,963

China National Nuclear Power Co., Ltd.	227,000	183,922

China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	347,752

China Oilfield Services, Ltd., Class H	1,832,000	1,817,482

China Overseas Land & Investment, Ltd.	760,360	2,806,269

9	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

China Pacific Insurance (Group) Co., Ltd., Class H	282,800	$1,106,098

China Petroleum & Chemical Corp., Class H	9,169,800	6,246,644

China Power International Development, Ltd.	2,268,000	554,253

China Railway Construction Corp., Ltd., Class H	947,500	1,160,837

China Railway Group, Ltd., Class H	2,265,000	1,722,590

China Resources Beer Holdings Co., Ltd.	706,000	3,354,082

China Resources Cement Holdings, Ltd.	870,000	842,294

China Resources Gas Group, Ltd.	448,000	2,224,625

China Resources Land, Ltd.	537,111	2,364,783

China Resources Medical Holdings Co., Ltd.	803,000	585,906

China Resources Pharmaceutical Group, Ltd.(3)	278,000	313,165

China Resources Power Holdings Co., Ltd.	751,000	1,095,441

China Shenhua Energy Co., Ltd., Class H	1,654,500	3,465,460

China Shipbuilding Industry Co., Ltd.	375,300	304,203

China Southern Airlines Co., Ltd., Class H	846,500	588,152

China State Construction Engineering Corp., Ltd.	331,520	277,797

China Taiping Insurance Holdings Co., Ltd.	277,000	742,008

China Telecom Corp., Ltd., Class H	3,473,392	1,749,019

China Unicom (Hong Kong), Ltd.	1,034,290	1,130,894

China Union Holdings, Ltd., Class A	211,510	157,647

China United Network Communications, Ltd., Class A	742,466	666,931

China Vanke Co., Ltd., Class H	723,217	2,711,576

China Yangtze Power Co., Ltd.	236,900	617,880

CIFI Holdings Group Co., Ltd.	990,000	652,343

CITIC Guoan Information Industry Co., Ltd., Class A	585,250	343,398

CITIC, Ltd.	1,289,000	1,855,252

CNOOC, Ltd.	4,024,500	6,864,840

COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	477,165

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,016,000	600,244

COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,064,416

COSCO SHIPPING Ports, Ltd.	528,000	521,006

Country Garden Holdings Co., Ltd.	1,486,000	2,259,087

Country Garden Services Holdings Co., Ltd.	279,425	645,660

CSPC Pharmaceutical Group, Ltd.	2,054,000	3,312,792

Ctrip.com International, Ltd. ADR(1)	72,700	2,683,357

Daqin Railway Co., Ltd.	164,362	193,729

Datang International Power Generation Co., Ltd., Class H	3,276,000	822,189

Dong-E-E-Jiao Co., Ltd., Class A	25,300	146,817

Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,433,302

Dr Peng Telecom & Media Group Co., Ltd.	312,978	343,429

East Money Information Co., Ltd., Class A	136,512	269,482

Financial Street Holdings Co., Ltd., Class A	173,966	198,780

Fullshare Holdings, Ltd.(1)	3,655,000	227,124

Ganfeng Lithium Co., Ltd., Class A	103,400	353,748

Security	Shares	Value

China (continued)

GD Power Development Co., Ltd.	566,200	$209,546

GEM Co., Ltd., Class A	217,400	149,389

Gemdale Corp.	128,201	223,015

GoerTek, Inc., Class A	307,800	399,251

Golden Eagle Retail Group, Ltd.	366,000	426,642

Great Wall Motor Co., Ltd., Class H	2,510,250	1,798,565

Gree Electric Appliances, Inc. of Zhuhai, Class A	94,600	760,442

Greentown China Holdings, Ltd.	235,500	167,750

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	241,386

Guangdong Investment, Ltd.	1,387,177	2,742,730

Guanghui Energy Co., Ltd.	682,345	354,682

Guangzhou Automobile Group Co., Ltd., Class H	2,137,199	2,283,539

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	947,843

Guangzhou R&F Properties Co., Ltd., Class H	441,200	849,085

Guosen Securities Co., Ltd., Class A	61,800	118,634

Guoxuan High-Tech Co., Ltd., Class A	63,830	122,042

Haier Smart Home Co., Ltd.	135,829	342,524

Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	235,012

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	51,300	206,755

Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	222,851

Hengan International Group Co., Ltd.	329,000	2,422,498

Hengtong Optic-electric Co., Ltd.	98,560	241,757

Hesteel Co., Ltd., Class A	284,800	124,165

Huadian Power International Corp., Ltd., Class H	2,642,000	1,046,542

Huadong Medicine Co., Ltd., Class A	53,160	201,241

Hualan Biological Engineering, Inc., Class A	45,900	203,913

Huaneng Power International, Inc., Class H	4,630,000	2,726,633

Huaneng Renewables Corp., Ltd., Class H	2,704,000	744,470

Huayi Brothers Media Corp., Class A(1)	312,765	224,270

Huayu Automotive Systems Co., Ltd.	82,100	258,602

Hubei Energy Group Co., Ltd., Class A	272,100	172,054

Humanwell Healthcare Group Co., Ltd.	69,600	106,506

Hundsun Technologies, Inc.	28,795	286,372

Iflytek Co., Ltd., Class A(1)	37,950	184,079

Industrial & Commercial Bank of China, Ltd., Class H	3,273,000	2,389,032

Industrial Bank Co., Ltd.	179,000	477,352

Inner Mongolia BaoTou Steel Union Co., Ltd.	737,800	181,799

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	167,196

JD.com, Inc. ADR(1)	39,400	1,193,426

Jiangsu Expressway Co., Ltd., Class H	796,000	1,132,870

Jiangsu Hengrui Medicine Co., Ltd.	60,259	580,128

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	273,320

10	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	$292,479

Jiangxi Copper Co., Ltd., Class H	1,415,000	1,885,800

Jinke Properties Group Co., Ltd., Class A	244,151	214,412

Jinyu Bio-Technology Co., Ltd.	73,710	168,541

Jizhong Energy Resources Co., Ltd., Class A	283,400	159,540

Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	257,804

Kangde Xin Composite Material Group Co., Ltd., Class A	113,300	53,362

Kingboard Holdings., Ltd.	169,200	471,249

Kweichow Moutai Co., Ltd.	7,210	1,035,525

KWG Group Holdings, Ltd.	618,500	628,388

Lee & Man Paper Manufacturing, Ltd.	876,000	612,865

Lenovo Group, Ltd.	2,596,000	2,010,041

Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	232,231

Leyou Technologies Holdings, Ltd.(1)	1,240,000	371,607

Li Ning Co., Ltd.	1,058,812	2,503,906

Longfor Group Holdings, Ltd.	428,500	1,615,620

LONGi Green Energy Technology Co., Ltd.	123,033	415,317

Lonking Holdings, Ltd.	2,438,000	649,899

Luxshare Precision Industry Co., Ltd., Class A	121,690	441,229

Luye Pharma Group, Ltd.(3)	1,117,000	810,127

Luzhou Laojiao Co., Ltd., Class A	31,300	369,245

Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	834,694

Midea Group Co., Ltd., Class A	70,930	537,576

MMG, Ltd.(1)	796,000	278,525

NARI Technology Co., Ltd.	85,600	232,646

NetEase, Inc. ADR	5,200	1,330,004

New Oriental Education & Technology Group, Inc. ADR(1)	27,905	2,695,065

Nine Dragons Paper Holdings, Ltd.	759,000	673,597

Oceanwide Holdings Co., Ltd., Class A	270,200	219,843

Offshore Oil Engineering Co., Ltd.	168,800	138,250

Oriental Energy Co., Ltd., Class A	127,300	160,027

Ourpalm Co., Ltd., Class A	363,500	183,339

Perfect World Co. Ltd., Class A	59,700	224,741

PetroChina Co., Ltd., Class H	2,088,300	1,151,462

PICC Property & Casualty Co., Ltd., Class H	513,000	553,526

Ping An Bank Co., Ltd., Class A	161,100	323,818

Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	5,741,877

Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	160,061

Poly Developments and Holdings Group Co., Ltd., Class A	292,400	544,161

Poly Property Group Co., Ltd.	1,579,000	578,654

Power Construction Corp. of China, Ltd.	186,917	144,155

Qingling Motors Co., Ltd., Class H	1,448,966	369,198

RiseSun Real Estate Development Co., Ltd., Class A	147,265	201,649

SAIC Motor Corp., Ltd.	135,500	503,684

Security	Shares	Value

China (continued)

Sanan Optoelectronics Co., Ltd.	132,000	$217,215

SDIC Power Holdings Co., Ltd.	112,800	127,668

Semiconductor Manufacturing International Corp.(1)	1,241,200	1,383,520

Shandong Gold Mining Co., Ltd.	44,309	266,042

Shanghai Electric Group Co., Ltd., Class H	1,644,000	595,618

Shanghai Fosun Pharmaceutical Group Co., Ltd.	545,000	1,650,674

Shanghai Industrial Holdings, Ltd.	291,000	630,957

Shanghai Oriental Pearl Group Co., Ltd., Class A	300,595	462,120

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	1,487,085

Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	377,100

Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	176,428

Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	205,250

Shenergy Co., Ltd.	227,799	199,422

Shenwan Hongyuan Group Co., Ltd., Class A	357,100	260,819

Shenzhen Energy Group Co., Ltd., Class A	241,960	218,705

Shenzhen Inovance Technology Co., Ltd., Class A	60,600	202,597

Shenzhen Investment, Ltd.	1,384,000	510,851

Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	178,907

Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	183,687

Shenzhen Sunway Communication Co., Ltd., Class A	52,400	187,262

Shenzhen World Union Group, Inc., Class A	291,100	191,487

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	150,369

Shimao Property Holdings, Ltd.	214,500	653,486

Shui On Land, Ltd.	1,556,500	361,135

Siasun Robot & Automation Co., Ltd., Class A(1)	69,900	155,357

Sichuan Chuantou Energy Co., Ltd.	152,000	197,049

Sihuan Pharmaceutical Holdings Group, Ltd.	928,000	209,459

SINA Corp.(1)	8,700	375,231

Sino Biopharmaceutical, Ltd.	3,257,500	3,332,668

Sino-Ocean Group Holding, Ltd.	1,881,500	800,294

Sinopec Oilfield Service Corp., Class H(1)	4,801,500	597,500

Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	1,458,334

Sinopharm Group Co., Ltd., Class H	756,800	2,664,763

Sun Art Retail Group, Ltd.	1,281,000	1,213,983

Sunac China Holdings, Ltd.	433,000	2,126,414

Suning.com Co., Ltd, Class A	138,200	231,492

Tasly Pharmaceutical Group Co., Ltd.	82,976	200,085

TBEA Co., Ltd.	168,219	177,869

TCL Corp., Class A	372,800	181,423

Tencent Holdings, Ltd.	242,900	10,988,647

Tianqi Lithium Corp., Class A	31,855	117,535

Tingyi (Cayman Islands) Holding Corp.	1,198,000	2,001,374

Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	239,855

Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	158,913

11	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

TravelSky Technology, Ltd., Class H	984,000	$1,979,002

Tsingtao Brewery Co., Ltd., Class H	338,000	2,153,642

Uni-President China Holdings, Ltd.	290,000	323,031

United Laboratories International Holdings, Ltd. (The)	362,000	194,041

Wanhua Chemical Group Co., Ltd.	52,720	329,229

Want Want China Holdings, Ltd.	3,646,000	2,964,993

Weichai Power Co., Ltd., Class H	907,200	1,534,466

Wens Foodstuffs Group Co., Ltd., Class A	75,028	392,347

Western Securities Co., Ltd., Class A	166,539	244,925

WH Group, Ltd.(3)	3,991,500	4,048,950

Wintime Energy Co., Ltd.(1)	659,389	161,951

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	133,400	263,670

Wuliangye Yibin Co., Ltd., Class A	31,400	540,821

Xiaomi Corp.(1)(3)	1,829,000	2,345,839

Xinhu Zhongbao Co., Ltd.	301,800	138,151

Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	121,571

Yang Quan Coal Industry Group Co., Ltd.	189,257	160,478

Yango Group Co., Ltd., Class A	259,600	245,246

Yangzijiang Shipbuilding Holdings, Ltd.	919,000	1,041,198

Yanzhou Coal Mining Co., Ltd., Class H	1,652,000	1,544,790

Yonghui Superstores Co., Ltd.	140,200	208,759

Youngor Group Co., Ltd.	282,632	261,766

Yuexiu Property Co., Ltd.	3,386,000	767,423

Yunnan Baiyao Group Co., Ltd., Class A	19,521	237,346

Yunnan Chihong Zinc & Germanium Co., Ltd.	222,100	164,690

Zhaojin Mining Industry Co., Ltd., Class H	409,500	459,723

Zhejiang Dahua Technology Co., Ltd., Class A	94,600	200,654

Zhejiang Expressway Co., Ltd., Class H	870,000	916,962

Zhejiang Huahai Pharmaceutical Co., Ltd.(1)	70,080	144,043

Zhejiang Longsheng Group Co., Ltd.	66,300	152,543

Zhejiang Zheneng Electric Power Co., Ltd.	246,600	158,783

Zhongjin Gold Corp., Ltd.	120,570	180,506

Zhuzhou CRRC Times Electric Co., Ltd., Class H	165,500	872,389

Zijin Mining Group Co., Ltd., Class H	7,732,000	3,142,217

ZTE Corp., Class H(1)	708,739	2,052,123

		$267,911,663

Colombia — 1.5%

Almacenes Exito SA	519,955	$2,698,880

Avianca Holdings SA, PFC Shares	554,449	264,845

Banco Davivienda SA, PFC Shares	102,055	1,285,572

Banco de Bogota SA	26,689	558,281

Bancolombia SA	86,292	1,037,599

Bancolombia SA ADR, PFC Shares	68,479	3,495,168

Bolsa de Valores de Colombia	67,023	261,960

Security	Shares	Value

Colombia (continued)

Celsia SA ESP	773,260	$1,045,531

Cementos Argos SA	409,358	955,402

Cementos Argos SA, PFC Shares	190,626	370,752

Cemex Latam Holdings SA(1)	206,452	292,316

Corporacion Financiera Colombiana SA(1)	115,019	891,232

Ecopetrol SA	3,309,500	3,007,232

Ecopetrol SA ADR	202,000	3,694,580

Empresa de Telecommunicaciones de Bogota SA(1)	1,017,738	78,543

Grupo Argos SA	396,460	2,134,358

Grupo Argos SA, PFC Shares	140,122	613,947

Grupo Aval Acciones y Valores SA	1,276,356	514,355

Grupo Aval Acciones y Valores SA, PFC Shares	1,817,548	726,793

Grupo de Inversiones Suramericana SA	188,481	2,000,063

Grupo Energia Bogota SA ESP(1)	2,027,382	1,331,189

Grupo Nutresa SA	426,615	3,321,583

Interconexion Electrica SA	932,400	5,182,095

		$35,762,276

Croatia — 0.7%

AD Plastik DD	44,076	$1,260,844

Adris Grupa DD, PFC Shares	34,827	2,487,102

Atlantic Grupa DD	11,567	2,151,702

Atlantska Plovidba DD(1)	8,767	433,088

Ericsson Nikola Tesla DD	5,610	952,182

Hrvatski Telekom DD	200,961	4,944,590

Koncar-Elektroindustrija DD	6,024	626,166

Kras DD	3,067	183,154

Ledo DD(1)(2)	983	0

Podravka Prehrambena Industrija DD	36,694	2,283,850

Privredna Banka Zagreb DD	3,310	378,857

Valamar Riviera DD	226,365	1,322,368

Zagrebacka Banka DD	30,550	272,541

		$17,296,444

Czech Republic — 0.7%

CEZ AS	310,357	$7,500,204

Komercni Banka AS	186,911	7,447,728

New World Resources PLC, Class A(1)(2)	860,500	0

O2 Czech Republic AS	29,400	291,195

Philip Morris CR AS	2,867	1,744,710

		$16,983,837

Egypt — 0.7%

Alexandria Mineral Oils Co.	699,616	$186,202

Commercial International Bank Egypt SAE	1,129,536	4,939,322

12	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Egypt (continued)

Eastern Co. SAE	1,649,020	$1,525,959

Egypt Kuwait Holding Co. SAE	594,062	796,641

Egyptian Financial Group-Hermes Holding Co.	591,772	610,131

Egyptian International Pharmaceuticals EIPICO	106,780	505,279

Egyptian Resorts Co.(1)	2,375,648	295,200

ElSewedy Electric Co.	1,970,057	1,676,351

Ezz Steel Co SAE(1)	455,231	311,103

Global Telecom Holding SAE(1)	5,506,966	1,581,502

Juhayna Food Industries	1,017,936	629,321

Maridive & Oil Services SAE(1)	282,662	108,582

Medinet Nasr Housing(1)	2,041,806	626,585

Orascom Investment Holding(1)	8,189,110	304,688

Oriental Weavers	756,427	465,983

Sidi Kerir Petrochemicals Co.	342,234	227,385

Six of October Development & Investment Co.	275,153	226,942

Talaat Moustafa Group	2,277,506	1,449,769

Telecom Egypt	945,777	776,347

		$17,243,292

Estonia — 0.4%

AS Merko Ehitus	75,000	$780,505

AS Tallink Grupp	5,354,470	5,878,610

AS Tallinna Kaubamaja Grupp	202,800	1,900,655

AS Tallinna Vesi	35,235	436,769

Baltika AS(1)	22,600	11,828

Nordecon AS	223,282	236,131

		$9,244,498

Ghana — 0.2%

Aluworks, Ltd.(1)	5,176,100	$85,792

CAL Bank, Ltd.	5,036,062	926,211

Ghana Commercial Bank, Ltd.	1,588,070	1,441,066

Societe Generale Ghana, Ltd.	1,345,362	185,816

Standard Chartered Bank of Ghana, Ltd.	283,150	1,021,460

Unilever Ghana, Ltd.	249,000	809,365

		$4,469,710

Greece — 1.5%

Aegean Airlines SA	64,124	$594,838

Alpha Bank AE(1)	1,437,700	2,878,276

Athens Water Supply & Sewage Co. SA	167,734	1,394,525

Costamare, Inc.	34,966	179,376

Diana Shipping, Inc.(1)	226,620	750,112

Eurobank Ergasias SA(1)	2,672,099	2,630,074

FF Group(1)(2)	43,721	0

Security	Shares	Value

Greece (continued)

GasLog, Ltd.	61,116	$880,070

GEK Terna Holding Real Estate Construction SA(1)	120,661	768,154

Hellenic Exchanges - Athens Stock Exchange SA	114,224	636,481

Hellenic Petroleum SA	83,519	877,905

Hellenic Telecommunications Organization SA	341,455	5,044,902

Holding Co. ADMIE IPTO SA	594,104	1,396,836

JUMBO SA	115,749	2,240,304

LAMDA Development SA(1)	39,369	403,012

Motor Oil (Hellas) Corinth Refineries SA	97,821	2,503,612

Mytilineos Holdings SA	181,953	2,100,543

National Bank of Greece SA(1)	121,470	332,759

OPAP SA	237,869	2,668,076

Piraeus Bank SA(1)	169,722	591,606

Public Power Corp. SA(1)	90,567	194,549

Star Bulk Carriers Corp.(1)	62,600	604,090

StealthGas, Inc.(1)	81,587	280,659

Terna Energy SA	5,946	47,669

Titan Cement Co. SA	193,774	3,770,826

Tsakos Energy Navigation, Ltd.	95,900	315,511

Viohalco SA(1)	184,517	904,828

		$34,989,593

Hungary — 0.7%

Magyar Telekom Telecommunications PLC	795,136	$1,178,918

MOL Hungarian Oil & Gas PLC	498,636	5,535,441

OTP Bank Nyrt.	130,778	5,207,762

Richter Gedeon Nyrt.	243,905	4,497,975

		$16,420,096

India — 5.8%

ABB India, Ltd.	33,400	$778,564

ACC, Ltd.	33,034	748,368

Adani Enterprises, Ltd.	207,300	450,051

Adani Gas, Ltd.(1)	119,200	292,633

Adani Ports and Special Economic Zone, Ltd.	299,117	1,777,480

Adani Power, Ltd.(1)	518,864	385,612

Aditya Birla Fashion and Retail, Ltd.(1)	137,831	428,805

Ambuja Cements, Ltd.	238,323	734,800

Apollo Hospitals Enterprise, Ltd.	61,400	1,214,678

Ashok Leyland, Ltd.	820,626	1,039,218

Asian Paints, Ltd.	86,989	1,711,967

Aurobindo Pharma, Ltd.	142,400	1,254,859

Axis Bank, Ltd.(1)	123,238	1,445,252

Bajaj Auto, Ltd.	23,052	945,996

Bajaj Holdings & Investment, Ltd.	7,251	378,709

13	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

Bharat Forge, Ltd.	139,872	$909,999

Bharat Heavy Electricals, Ltd.	555,450	591,498

Bharat Petroleum Corp., Ltd.	141,600	800,452

Bharti Airtel, Ltd.	1,206,837	6,058,131

Bharti Infratel, Ltd.	588,600	2,270,897

Biocon, Ltd.	159,598	580,861

Bosch, Ltd.	3,900	924,375

Cadila Healthcare, Ltd.	153,669	535,980

Century Textiles & Industries, Ltd.	50,000	688,795

CESC, Ltd.	24,742	281,170

Cipla, Ltd.	129,087	1,032,554

Coal India, Ltd.	203,300	745,769

Colgate-Palmolive (India), Ltd.	18,900	307,847

Container Corp. of India, Ltd.	152,187	1,251,855

Cummins India, Ltd.	79,700	878,658

Dabur India, Ltd.	142,300	822,870

Divi’s Laboratories, Ltd.	49,800	1,152,514

DLF, Ltd.	576,442	1,577,803

Dr. Reddy’s Laboratories, Ltd.	24,300	903,412

Dr. Reddy’s Laboratories, Ltd. ADR	12,700	475,869

Eicher Motors, Ltd.	4,779	1,323,780

GAIL (India), Ltd.	514,228	2,322,648

GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	277,730

Glenmark Pharmaceuticals, Ltd.	49,900	319,912

Godrej Consumer Products, Ltd.	43,125	414,382

Grasim Industries, Ltd.	39,759	526,892

Great Eastern Shipping Co., Ltd. (The)	36,164	138,475

Havells India, Ltd.	119,300	1,353,905

HCL Technologies, Ltd.	76,191	1,176,571

HDFC Bank, Ltd.	109,831	3,885,969

Hero MotoCorp, Ltd.	31,338	1,176,063

Hindalco Industries, Ltd.	258,541	775,944

Hindustan Petroleum Corp., Ltd.	84,030	350,409

Hindustan Unilever, Ltd.	247,209	6,408,640

Hindustan Zinc, Ltd.	193,759	686,195

Housing Development & Infrastructure, Ltd.(1)	785,700	191,190

Housing Development Finance Corp., Ltd.	99,057	3,148,670

ICICI Bank, Ltd.	224,611	1,420,655

Indiabulls Real Estate, Ltd.(1)	624,725	1,029,817

Indian Hotels Co., Ltd. (The)	208,584	474,783

Indian Oil Corp., Ltd.	353,490	795,769

Infosys, Ltd.	491,070	5,238,847

ITC, Ltd.	769,250	3,049,829

Jindal Steel & Power, Ltd.(1)	90,000	185,112

JSW Energy, Ltd.(1)	1,072,483	1,036,182

JSW Steel, Ltd.	289,100	1,158,317

Security	Shares	Value

India (continued)

Kotak Mahindra Bank, Ltd.	59,899	$1,281,694

Larsen & Toubro, Ltd.	95,849	2,165,789

Larsen & Toubro, Ltd. GDR(4)	45,759	1,022,576

LIC Housing Finance, Ltd.	62,800	508,564

Lupin, Ltd.	97,200	1,060,069

Mahindra & Mahindra, Ltd.	168,585	1,600,890

Maruti Suzuki India, Ltd.	28,553	2,704,833

Mphasis, Ltd.	34,428	505,075

Nestle India, Ltd.	6,300	1,088,479

NHPC, Ltd.	1,887,800	676,835

NTPC, Ltd.	1,957,692	4,000,395

Oberoi Realty, Ltd.	69,496	608,203

Oil & Natural Gas Corp., Ltd.	393,263	957,169

Omaxe, Ltd.	79,785	230,861

Oracle Financial Services Software, Ltd.	8,100	371,717

Petronet LNG, Ltd.	111,100	395,830

Phoenix Mills, Ltd. (The)	30,232	278,192

Piramal Enterprises, Ltd.	43,598	1,229,348

Power Grid Corporation of India, Ltd.	1,232,100	3,675,873

Reliance Communications, Ltd.(1)	4,956,415	100,757

Reliance Industries, Ltd.	473,937	8,606,759

Reliance Infrastructure, Ltd.	171,400	135,112

Siemens, Ltd.	72,300	1,370,789

State Bank of India GDR(1)(4)	23,880	1,236,789

Sun Pharmaceutical Industries, Ltd.	372,200	2,165,363

Tata Chemicals, Ltd.	58,600	530,302

Tata Communications, Ltd.	167,800	1,179,139

Tata Consultancy Services, Ltd.	129,385	4,176,681

Tata Global Beverages, Ltd.	58,700	229,127

Tata Motors, Ltd.(1)	232,316	545,124

Tata Power Co., Ltd. (The)	1,002,648	1,002,580

Tata Steel, Ltd.	120,340	880,145

Tech Mahindra, Ltd.	76,867	788,045

Titan Co., Ltd.	114,848	2,215,929

UltraTech Cement, Ltd.	29,291	1,928,632

United Spirits, Ltd.(1)	107,665	912,201

UPL, Ltd.	92,921	1,266,842

Vedanta, Ltd.	587,914	1,485,022

Vodafone Idea, Ltd.(1)	2,831,552	496,170

Voltas, Ltd.	93,385	869,572

Wipro, Ltd.	256,556	1,045,696

Zee Entertainment Enterprises, Ltd.	557,395	2,724,145

		$135,498,300

Indonesia — 3.0%

Adaro Energy Tbk PT	22,969,600	$2,214,315

AKR Corporindo Tbk PT	3,693,300	1,069,504

14	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)

Alam Sutera Realty Tbk PT(1)	12,514,600	$301,169

Aneka Tambang Tbk	8,587,500	514,519

Astra Argo Lestari Tbk PT	654,000	481,560

Astra International Tbk PT	14,916,500	7,867,448

Bank Central Asia Tbk PT	3,366,100	7,143,117

Bank Danamon Indonesia Tbk PT	1,961,381	666,395

Bank Mandiri Persero Tbk PT	5,829,800	3,309,860

Bank Negara Indonesia Persero Tbk PT	2,456,800	1,600,615

Bank Pan Indonesia Tbk PT(1)	3,629,372	333,988

Bank Rakyat Indonesia Persero Tbk PT	16,239,000	5,013,386

Bukit Asam Tbk PT	4,892,300	1,026,152

Bumi Serpong Damai Tbk PT(1)	8,439,700	916,540

Charoen Pokphand Indonesia Tbk PT	2,941,900	985,405

Ciputra Development Tbk PT	7,986,900	650,466

Gudang Garam Tbk PT	276,100	1,502,954

Hanson International Tbk PT(1)	110,720,800	823,095

Indah Kiat Pulp & Paper Corp. Tbk PT	2,136,200	1,419,933

Indo Tambangraya Megah Tbk PT	789,800	981,786

Indocement Tunggal Prakarsa Tbk PT	1,829,200	2,585,199

Indofood CBP Sukses Makmur Tbk PT	1,367,200	982,704

Indofood Sukses Makmur Tbk PT	2,312,500	1,149,939

Jasa Marga (Persero) Tbk PT	3,247,500	1,315,114

Kalbe Farma Tbk PT	28,917,400	2,986,193

Lippo Karawaci Tbk PT	26,506,000	494,916

Mitra Keluarga Karyasehat Tbk PT(1)	935,900	125,509

Pakuwon Jati Tbk PT	21,726,100	1,122,370

Perusahaan Gas Negara Tbk PT	10,557,200	1,576,964

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,674,800	291,409

PP Persero Tbk PT	4,793,002	749,456

Semen Indonesia Persero Tbk PT	2,608,400	2,136,432

Sigmagold Inti Perkasa Tbk PT(1)(2)	27,503,000	19,468

Summarecon Agung Tbk PT	3,982,700	343,902

Telekomunikasi Indonesia Persero Tbk PT	29,180,000	8,552,239

Unilever Indonesia Tbk PT	601,800	1,918,213

United Tractors Tbk PT	1,706,100	3,404,090

Vale Indonesia Tbk PT(1)	4,748,000	1,050,407

Waskita Karya Persero Tbk PT	1,713,400	243,824

Wijaya Karya Persero Tbk PT	4,794,600	824,468

		$70,695,023

Jordan — 0.7%

Al-Eqbal Investment Co. PLC(1)	96,721	$1,663,864

Arab Bank PLC	943,722	7,971,371

Arab Potash Co. PLC	67,492	1,593,562

Bank of Jordan	244,874	739,398

Security	Shares	Value

Jordan (continued)

Cairo Amman Bank	262,208	$417,514

Capital Bank of Jordan	359,814	493,458

Jordan Ahli Bank	364,735	541,120

Jordan Islamic Bank	211,513	882,543

Jordan Kuwait Bank	51,749	204,810

Jordan Petroleum Refinery	325,755	1,428,334

Jordan Telecommunications Co.	219,883	448,920

Jordanian Electric Power Co.	432,333	744,530

		$17,129,424

Kazakhstan — 0.7%

Halyk Savings Bank of Kazakhstan JSC GDR(4)	496,868	$6,414,731

KAZ Minerals PLC	903,512	6,940,288

Kcell JSC GDR(4)	544,503	2,694,353

Nostrum Oil & Gas PLC(1)	494,453	302,359

		$16,351,731

Kenya — 0.7%

ARM Cement, Ltd.(1)(2)	1,677,000	$0

Bamburi Cement Co., Ltd.	460,041	508,745

Barclays Bank of Kenya, Ltd.	4,319,920	442,452

British American Tobacco Kenya, Ltd.	26,700	130,653

Centum Investment Co., Ltd.	1,020,080	322,954

Co-operative Bank of Kenya, Ltd. (The)	4,853,092	570,560

Diamond Trust Bank Kenya, Ltd.	436,900	495,872

East African Breweries, Ltd.	1,968,040	3,802,054

Equity Group Holdings PLC	5,584,500	2,126,404

KCB Group, Ltd.	4,698,460	1,740,900

Kenya Airways PLC(1)	599,600	22,838

Kenya Electricity Generating Co. PLC	1,875,100	108,576

Kenya Power & Lighting, Ltd.(1)	5,995,293	227,521

Nation Media Group PLC	442,376	212,345

NIC Group PLC	938,272	279,922

Safaricom PLC	17,581,500	4,803,199

Standard Chartered Bank Kenya, Ltd.	229,478	430,212

		$16,225,207

Kuwait — 1.4%

Agility Public Warehousing Co. KSC	1,187,939	$3,008,441

Ahli United Bank	365,176	379,047

Al-Mazaya Holding Co. KSCP(1)	1,077,409	206,376

ALAFCO Aviation Lease and Finance Co. KSCP	361,135	296,955

Boubyan Petrochemicals Co. KSCP	856,693	2,483,871

Burgan Bank SAK	478,308	551,640

Commercial Bank of Kuwait KSCP	1,268,314	2,078,944

15	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Kuwait (continued)

Commercial Real Estate Co. KSCC	1,313,483	$401,519

Gulf Bank KSCP	844,008	847,309

Gulf Cable & Electrical Industries Co. KSCP	165,000	216,004

Humansoft Holding Co. KSC	74,234	772,239

Kuwait Finance House KSCP	1,787,248	4,162,144

Kuwait International Bank KSCP	354,432	319,067

Kuwait Portland Cement Co. KSC	185,480	735,687

Kuwait Projects Co. Holdings KSC	382,496	275,290

Kuwait Real Estate Co. KSC(1)	1,997,367	489,470

Mabanee Co. SAKC	682,413	1,593,256

Mezzan Holding Co. KSCC	217,400	447,199

Mobile Telecommunications Co.	2,686,447	4,694,148

National Bank of Kuwait SAK	2,007,176	6,443,147

National Industries Group Holding SAK	1,513,863	1,134,415

National Investment Co.	645,000	232,198

National Real Estate Co. KPSC(1)	1,104,059	272,832

Qurain Petrochemical Industries Co.	597,995	683,263

Salhia Real Estate Co. KSCP	243,824	266,503

Sultan Center Food Products Co.(1)	1,062,766	168,596

VIVA Kuwait Telecom Co.	209,914	563,487

		$33,723,047

Latvia — 0.0%(5)

Grindeks	12,000	$169,267

		$169,267

Lebanon — 0.0%(5)

Bank Audi SAL GDR(4)	15,000	$59,400

		$59,400

Lithuania — 0.1%

Apranga PVA	363,680	$684,352

Energijos Skirstymo Operatorius AB	370,141	282,057

Klaipedos Nafta AB	1,576,663	666,638

Panevezio Statybos Trestas	323,592	264,899

Pieno Zvaigzdes	94,000	100,502

Rokiskio Suris	177,000	498,573

Siauliu Bankas	1,784,952	923,940

		$3,420,961

Malaysia — 3.1%

Aeon Co. (M) Bhd	1,017,000	$416,124

Alliance Bank Malaysia Bhd	330,800	301,186

AMMB Holdings Bhd	276,900	283,406

Security	Shares	Value

Malaysia (continued)

Astro Malaysia Holdings Bhd	599,200	$210,443

Axiata Group Bhd	2,471,675	2,980,607

Batu Kawan Bhd	100,300	405,594

Berjaya Corp. Bhd(1)	2,573,043	161,925

Berjaya Sports Toto Bhd	468,894	313,184

Boustead Holdings Bhd	577,500	152,295

British American Tobacco Malaysia Bhd	62,600	435,788

Bumi Armada Bhd(1)	4,001,700	209,364

Bursa Malaysia Bhd	336,900	570,779

Capitaland Malaysia Mall Trust	1,763,200	443,645

CIMB Group Holdings Bhd	641,366	835,420

Datasonic Group Bhd	1,594,400	218,599

Dialog Group Bhd	2,846,250	2,249,410

Digi.com Bhd	1,360,900	1,662,361

Eco World Development Group Bhd(1)	738,100	148,266

Fraser & Neave Holdings Bhd	45,500	380,402

Gamuda Bhd	1,487,900	1,352,371

Genting Bhd	1,560,000	2,557,686

Genting Malaysia Bhd	2,380,000	1,867,532

Genting Plantations Bhd	199,400	482,797

Globetronics Technology Bhd	839,766	339,322

Hartalega Holdings Bhd	1,018,200	1,291,296

Hong Leong Bank Bhd	108,500	499,169

Hong Leong Financial Group Bhd	66,200	296,861

IGB Real Estate Investment Trust	1,938,000	896,016

IHH Healthcare Bhd	2,144,900	3,012,562

IJM Corp. Bhd	1,497,540	869,033

Inari Amertron Bhd	3,678,750	1,424,757

IOI Corp. Bhd	852,068	876,396

IOI Properties Group Bhd	1,405,284	469,137

KLCCP Stapled Group	515,300	969,005

KNM Group Bhd(1)	7,927,875	489,758

Kossan Rubber Industries	430,700	415,849

KPJ Healthcare Bhd	1,612,800	365,152

Kuala Lumpur Kepong Bhd	173,350	1,030,216

LBS Bina Group Bhd	1,814,340	226,175

Magnum Bhd	617,940	397,920

Mah Sing Group Bhd	1,024,700	228,164

Malakoff Corp. Bhd	749,800	155,157

Malayan Banking Bhd	848,386	1,823,997

Malaysian Resources Corp. Bhd	853,000	196,418

Maxis Bhd	1,255,300	1,690,103

Media Prima Bhd(1)	567,300	65,897

MISC Bhd	314,240	543,916

MMC Corp. Bhd	662,000	182,546

Muhibbah Engineering (M) Bhd	1,581,000	1,059,134

16	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)

My EG Services Bhd	8,886,600	$3,186,480

Nestle Malaysia Bhd	18,600	671,058

Pavilion Real Estate Investment Trust	771,100	341,135

Petronas Chemicals Group Bhd	1,596,500	3,245,320

Petronas Dagangan Bhd	588,000	3,617,116

Petronas Gas Bhd	268,500	1,128,382

PPB Group Bhd	210,760	953,260

Press Metal Aluminium Holdings Bhd	1,760,800	1,874,675

Public Bank Bhd	347,998	1,937,780

QL Resources Bhd	339,170	561,487

RHB Bank Bhd	233,159	315,408

Silverlake Axis, Ltd.	1,586,300	627,423

Sime Darby Bhd	1,019,709	558,128

Sime Darby Plantation Bhd	1,019,709	1,214,383

Sime Darby Property Bhd	1,019,709	254,018

Sona Petroleum Bhd(2)	1,449,600	0

SP Setia Bhd Group	2,486,760	1,300,266

Sunway Bhd	1,376,820	560,006

Sunway Real Estate Investment Trust	1,041,600	471,255

Supermax Corp. Bhd	698,000	282,369

Ta Ann Holdings Bhd	427,078	235,602

Telekom Malaysia Bhd	1,280,400	1,240,519

Tenaga Nasional Bhd	1,371,831	4,599,254

Top Glove Corp. Bhd	1,285,200	1,527,680

UEM Sunrise Bhd	940,900	182,321

UMW Holdings Bhd	549,600	718,063

UOA Development Bhd	377,700	219,271

Velesto Energy Bhd(1)	3,181,847	231,769

VS Industry Bhd	850,875	226,713

YTL Corp. Bhd	2,679,048	726,383

YTL Power International Bhd	2,374,522	471,411

		$71,932,075

Mauritius — 0.8%

Alteo, Ltd.	901,317	$487,132

Attitude Property, Ltd.	1,092,500	398,891

CIEL, Ltd.	7,678,024	1,375,296

CIM Financial Services, Ltd.	2,649,077	524,095

ENL, Ltd.(1)	1,075,117	918,341

IBL, Ltd.	309,981	492,558

Lavastone, Ltd.	2,649,077	217,331

MCB Group, Ltd.	1,042,606	8,511,330

Phoenix Beverages, Ltd.	33,742	552,825

Rogers & Co., Ltd.	608,300	640,345

SBM Holdings, Ltd.	15,114,956	2,382,574

Sun, Ltd., Class A	100,851	99,710

Security	Shares	Value

Mauritius (continued)

Terra Mauricia, Ltd.	584,124	$352,284

United Basalt Products, Ltd.	187,150	693,964

		$17,646,676

Mexico — 5.8%

Alfa SAB de CV, Series A	4,369,320	$4,284,239

Alsea SAB de CV(1)	1,398,400	2,761,282

America Movil SAB de CV, Series L	35,861,290	26,138,688

Arca Continental SAB de CV	213,000	1,151,906

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	652,200	1,000,705

Bolsa Mexicana de Valores SAB de CV	580,800	1,096,012

Cemex SAB de CV, Series CPO	12,220,018	5,163,365

Coca-Cola Femsa SAB de CV, Series L	192,600	1,193,104

Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	341,557

El Puerto de Liverpool SAB de CV	262,181	1,462,545

Empresas ICA SAB de CV(1)(2)	2,075,736	0

Fibra Uno Administracion SA de CV	2,059,767	2,732,226

Fomento Economico Mexicano SAB de CV, Series UBD	1,139,100	11,020,820

Genomma Lab Internacional SAB de CV(1)	2,039,300	1,851,905

Gentera SAB de CV	1,093,062	946,490

Grupo Aeroportuario del Centro Norte SAB de CV	143,800	878,739

Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,800	3,861,439

Grupo Aeroportuario del Sureste SAB de CV, Class B	260,494	4,227,349

Grupo Bimbo SAB de CV, Series A	1,312,108	2,735,132

Grupo Carso SAB de CV, Series A1	934,800	3,489,108

Grupo Comercial Chedraui SA de CV	56,308	95,051

Grupo Elektra SAB de CV	106,089	6,957,725

Grupo Financiero Banorte SAB de CV, Class O	1,860,500	10,806,046

Grupo Financiero Inbursa SAB de CV, Class O	2,703,916	3,912,094

Grupo Mexico SAB de CV, Series B	3,564,135	9,492,600

Grupo Televisa SAB, Series CPO	3,784,671	6,388,712

Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	973,530	1,435,917

Industrias CH SAB de CV, Series B(1)	194,112	594,662

Industrias Penoles SAB de CV	112,429	1,448,815

Infraestructura Energetica Nova SAB de CV	250,400	985,358

Kimberly-Clark de Mexico SAB de CV, Class A	633,710	1,177,037

Megacable Holdings SAB de CV, Series CPO	40,500	172,603

Mexichem SAB de CV	1,247,467	2,626,383

Minera Frisco SAB de CV(1)	873,200	133,297

Nemak SAB de CV(3)	325,400	152,750

Organizacion Soriana SAB de CV, Class B(1)	166,700	194,460

Promotora y Operadora de Infraestructura SAB de CV	352,255	3,506,813

Telesites SAB de CV(1)	2,243,364	1,386,196

Ternium SA ADR	40,022	897,693

17	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)

TV Azteca SAB de CV, Series CPO	1,018,565	$88,623

Wal-Mart de Mexico SAB de CV, Series V	2,523,064	6,886,790

		$135,676,236

Morocco — 0.7%

Attijariwafa Bank	64,783	$3,153,543

Banque Centrale Populaire	52,794	1,487,737

BMCE Bank	36,165	679,685

Cosumar	74,043	1,570,877

Delta Holding SA	35,000	114,876

Douja Promotion Groupe Addoha SA	372,601	382,960

Label Vie	4,468	1,150,671

LafargeHolcim Maroc SA	12,159	2,099,628

Lesieur Cristal	38,360	660,248

Managem SA	8,618	701,028

Maroc Telecom	182,371	2,646,854

Marocaine Pour Le Commerce et L’Industrie Banque	3,030	206,132

Samir(1)(2)	19,247	0

Societe d’Exploitation des Ports	28,600	564,565

Sonasid	5,872	170,977

Taqa Morocco	14,348	1,302,716

Wafa Assurance	716	257,712

		$17,150,209

Nigeria — 0.7%

Access Bank PLC	32,908,148	$593,701

Afriland Properties PLC(1)(2)	1,223,812	0

Dangote Cement PLC	4,680,691	2,379,178

Dangote Sugar Refinery PLC	4,385,654	138,143

Ecobank Transnational, Inc.(1)	12,099,560	360,947

FBN Holdings PLC	55,335,508	1,011,777

Flour Mills of Nigeria PLC	2,929,523	113,189

Forte Oil PLC	2,086,402	147,183

Guaranty Trust Bank PLC	29,136,638	2,659,089

Guiness Nigeria PLC	1,245,140	169,281

Lafarge Africa PLC	6,063,228	205,133

Lekoil, Ltd.(1)	1,110,205	53,097

Nestle Nigeria PLC	496,712	1,913,184

Nigerian Breweries PLC	9,809,462	1,713,528

Oando PLC(1)	14,592,401	163,342

SEPLAT Petroleum Development Co. PLC(3)	728,540	1,079,380

Stanbic IBTC Holdings PLC	3,126,624	348,759

Transnational Corp. of Nigeria PLC	22,334,373	70,590

Unilever Nigeria PLC	2,074,728	189,888

United Bank for Africa PLC	44,535,174	765,201

Zenith Bank PLC	35,666,195	1,959,485

		$16,034,075

Security	Shares	Value

Oman — 0.7%

Al Maha Petroleum Products Marketing Co., LLC	36,500	$77,770

Bank Dhofar SAOG	2,283,543	843,034

Bank Muscat SAOG	3,592,647	3,819,104

Bank Nizwa SAOG(1)	941,624	220,338

Dhofar International Development & Investment Holding SAOG(1)	332,227	249,895

HSBC Bank Oman SAOG	2,331,977	684,022

National Bank of Oman SAOG	2,801,885	1,188,966

Oman Cables Industry SAOG	192,264	405,831

Oman Cement Co. SAOG	956,735	573,537

Oman Flour Mills Co. SAOG	543,700	937,137

Oman Telecommunications Co. SAOG	1,348,933	1,929,410

Ominvest	813,509	713,923

Ooredoo	1,374,678	1,672,102

Raysut Cement Co. SAOG	523,326	478,344

Renaissance Services SAOG(1)	1,561,017	1,824,328

Sembcorp Salalah Power & Water Co.	554,425	148,490

Shell Oman Marketing Co. SAOG	66,100	183,976

Sohar International Bank SAOG	3,976,382	1,111,848

		$17,062,055

Pakistan — 0.6%

Bank Alfalah, Ltd.	1,623,333	$443,125

Engro Corp., Ltd.	448,267	752,234

Engro Fertilizers, Ltd.	845,500	336,969

Engro Foods, Ltd.(1)	380,600	139,070

Fauji Cement Co., Ltd.	1,178,000	115,909

Fauji Fertilizer Bin Qasim, Ltd.	841,000	96,649

Fauji Fertilizer Co., Ltd.	902,614	488,883

Habib Bank, Ltd.	915,433	649,087

Hascol Petroleum, Ltd.	210,072	88,800

Hub Power Co., Ltd. (The)	3,237,422	1,596,670

Indus Motor Co., Ltd.	46,360	355,335

International Steels, Ltd.	486,900	121,033

K-Electric, Ltd.(1)	10,456,000	284,955

Kot Addu Power Co., Ltd.	1,347,500	313,330

Lucky Cement, Ltd.	270,250	638,859

Maple Leaf Cement Factory, Ltd.	567,750	84,957

Mari Petroleum Co., Ltd.	32,111	206,006

MCB Bank, Ltd.	941,025	1,027,894

Millat Tractors, Ltd.	101,846	547,153

National Bank of Pakistan(1)	1,144,026	241,184

Nishat Mills, Ltd.	1,279,280	760,615

Oil & Gas Development Co., Ltd.	568,127	468,203

Packages, Ltd.	93,450	176,072

Pak Elektron, Ltd.(1)	1,445,000	181,082

18	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Pakistan (continued)

Pakistan Petroleum, Ltd.	1,491,432	$1,349,774

Pakistan State Oil Co., Ltd.	277,183	294,450

Searle Co., Ltd. (The)	366,996	336,319

SUI Northern Gas Pipelines, Ltd.	1,204,775	523,858

SUI Southern Gas Co., Ltd.(1)	1,163,733	150,731

Thal, Ltd.	75,050	171,019

United Bank, Ltd.	758,625	700,240

		$13,640,465

Panama — 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	72,000	$1,499,760

Copa Holdings SA, Class A	50,908	4,967,094

		$6,466,854

Peru — 1.5%

Alicorp SAA	1,241,534	$3,894,876

Cementos Pacasmayo SAA	174,644	302,318

Cia de Minas Buenaventura SA ADR	280,456	4,675,202

Credicorp, Ltd.	67,696	15,496,291

Enel Generacion Peru SAA	1,767,286	1,261,274

Ferreycorp SAA	1,301,883	893,542

Grana y Montero SAA(1)	1,140,073	692,464

Minsur SA	796,651	411,293

Nexa Resources Peru SAA	371,205	377,653

Sociedad Minera Cerro Verde SAA	22,281	479,264

Southern Copper Corp.	181,855	7,065,067

		$35,549,244

Philippines — 3.1%

Aboitiz Equity Ventures, Inc.	1,539,250	$1,652,053

Aboitiz Power Corp.	2,877,500	1,954,838

Alliance Global Group, Inc.	2,897,300	872,304

Ayala Corp.	152,238	2,657,406

Ayala Land, Inc.	3,393,708	3,366,863

Ayala Land, Inc., PFC Shares(2)	3,534,608	0

Bank of the Philippine Islands	1,056,153	1,618,720

BDO Unibank, Inc.	1,052,919	2,878,461

Bloomberry Resorts Corp.	9,524,400	2,099,079

CEMEX Holdings Philippines, Inc.(1)(3)	3,723,800	212,148

Century Pacific Food, Inc.	1,007,500	295,332

Cosco Capital, Inc.	1,868,100	251,046

D&L Industries, Inc.	4,542,000	927,510

DMCI Holdings, Inc.	2,556,500	514,269

Emperador, Inc.(1)	2,731,300	407,266

Security	Shares	Value

Philippines (continued)

Filinvest Land, Inc.	9,742,546	$357,450

First Gen Corp.	2,648,860	1,385,983

First Philippine Holdings Corp.	403,650	653,654

Global Ferronickel Holdings, Inc.(1)	7,533,659	220,550

Globe Telecom, Inc.	60,575	2,674,514

GT Capital Holdings, Inc.	55,890	1,026,073

International Container Terminal Services, Inc.	551,900	1,576,861

JG Summit Holdings, Inc.	1,726,150	2,272,191

Jollibee Foods Corp.	824,340	4,534,929

Lopez Holdings Corp.	7,260,900	585,257

LT Group, Inc.	1,987,400	589,521

Manila Electric Co.	464,684	3,511,801

Manila Water Co.	908,100	443,564

Megaworld Corp.	8,043,300	957,593

Metro Pacific Investments Corp.	8,066,300	755,658

Metropolitan Bank & Trust Co.	1,006,867	1,401,197

Nickel Asia Corp.	16,433,888	722,142

Petron Corp.	2,395,000	272,039

PLDT, Inc.	151,550	3,801,913

Puregold Price Club, Inc.	1,964,200	1,725,726

Robinsons Land Corp.	1,636,615	841,873

Robinsons Retail Holdings, Inc.	1,077,190	1,556,508

San Miguel Corp.	299,500	1,024,326

Security Bank Corp.	189,530	629,110

Semirara Mining & Power Corp.	3,919,320	1,770,075

SM Investments Corp.	287,880	5,446,102

SM Prime Holdings, Inc.	6,778,150	4,909,192

Travellers International Hotel Group, Inc.	3,644,200	389,898

Universal Robina Corp.	1,655,170	5,363,355

Vista Land & Lifescapes, Inc.	4,667,200	649,741

		$71,756,091

Poland — 2.9%

Alior Bank SA(1)	53,274	$711,597

AmRest Holdings SE(1)	244,410	2,377,834

Asseco Poland SA	300,227	4,288,433

Bank Handlowy w Warszawie SA	38,385	552,482

Bank Millennium SA(1)	513,633	1,288,729

Bank Polska Kasa Opieki SA	103,885	3,113,041

Boryszew SA(1)	315,000	337,525

Budimex SA	50,276	1,831,804

CCC SA	27,466	1,240,110

CD Projekt SA	49,801	2,882,534

Ciech SA	40,900	457,734

Cyfrowy Polsat SA	418,326	3,336,167

Enea SA(1)	145,490	363,934

19	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)

Energa SA(1)	389,300	$814,129

Eurocash SA	188,203	1,037,852

Globe Trade Centre SA	183,554	456,090

Grupa Azoty SA	31,054	348,889

Grupa Lotos SA	75,020	1,702,529

ING Bank Slaski SA	15,900	859,775

Jastrzebska Spolka Weglowa SA(1)	141,722	1,794,871

KGHM Polska Miedz SA(1)	162,911	4,523,060

KRUK SA(1)	14,083	690,472

LPP SA	1,852	3,792,567

Lubelski Wegiel Bogdanka SA(1)	10,688	101,999

mBank SA	10,853	1,250,486

Netia SA(1)	284,937	371,108

Orange Polska SA(1)	1,509,545	2,706,548

PGE SA(1)	1,925,400	4,951,845

Polski Koncern Naftowy ORLEN SA	215,147	5,188,710

Polskie Gornictwo Naftowe i Gazownictwo SA	1,478,031	2,103,577

Powszechna Kasa Oszczednosci Bank Polski SA	533,768	6,126,604

Powszechny Zaklad Ubezpieczen SA	355,674	4,162,363

Santander Bank Polska SA	19,704	1,959,155

Tauron Polska Energia SA(1)	2,458,454	1,129,617

		$68,854,170

Qatar — 1.5%

Aamal Co. QSC	970,220	$209,805

Al Meera Consumer Goods Co.	64,060	253,651

Barwa Real Estate Co.	226,249	2,113,952

Commercial Bank PQSC (The)	890,650	1,116,776

Doha Bank QPSC	818,690	599,873

Gulf International Services QSC(1)	697,440	370,536

Gulf Warehousing Co.	32,900	468,195

Industries Qatar	1,426,550	4,483,817

Masraf Al Rayan QSC	1,615,140	1,685,416

Mazaya Qatar Real Estate Development QSC	137,946	285,209

Medicare Group	133,820	246,569

Ooredoo QPSC	130,330	2,332,181

Qatar Electricity & Water Co. QSC	604,150	2,751,127

Qatar Gas Transport Co., Ltd.	340,712	2,147,142

Qatar Insurance Co.	62,396	598,194

Qatar International Islamic Bank	213,190	436,931

Qatar Islamic Bank	492,980	2,232,576

Qatar National Bank QPSC	1,851,140	9,631,511

Qatar National Cement Co. QSC	133,280	236,254

Qatar Navigation QSC	35,689	633,610

United Development Co. QSC	197,574	748,082

Vodafone Qatar QSC	409,304	793,333

		$34,374,740

Security	Shares	Value

Romania — 0.8%

Antibiotice SA	1,843,129	$221,989

Banca Transilvania SA	9,252,265	5,334,243

BRD-Groupe Societe Generale SA	747,156	2,272,994

OMV Petrom SA	34,773,239	3,309,846

Societatea Energetica Electrica SA	487,300	1,325,861

Societatea Nationala de Gaze Naturale ROMGAZ SA	276,835	2,148,064

Societatea Nationala Nuclearelectrica SA	322,130	861,827

Transelectrica SA	247,700	1,250,910

Transgaz SA Medias	14,233	1,234,646

		$17,960,380

Russia — 5.9%

Aeroflot PJSC	306,130	$492,712

Alrosa PJSC	1,453,700	1,980,613

Etalon Group PLC GDR(4)	78,319	174,525

Evraz PLC	192,475	1,629,750

Federal Grid Co. Unified Energy System PJSC	651,330,600	2,088,100

Gazprom PJSC ADR	2,056,796	15,094,124

Globaltrans Investment PLC GDR(4)(6)	35,100	326,430

Globaltrans Investment PLC GDR(4)(6)	236,017	2,196,044

Inter RAO UES PJSC	28,782,001	2,059,452

Lukoil PJSC ADR	151,167	12,779,639

Magnitogorsk Iron & Steel Works PJSC	1,254,700	895,536

Mail.ru Group, Ltd. GDR(1)(4)	136,285	3,467,657

MMC Norilsk Nickel PJSC ADR(6)	22,148	498,773

MMC Norilsk Nickel PJSC ADR(6)	361,209	8,208,733

Mobile TeleSystems PJSC	1,090,603	4,918,691

Moscow Exchange MICEX-RTS PJSC	1,352,520	1,926,880

Mosenergo PJSC	12,772,962	507,298

Novatek PJSC GDR(4)	35,636	7,575,147

Novolipetsk Steel PJSC GDR	64,899	1,639,243

PhosAgro PJSC GDR(4)	93,673	1,229,361

PIK Group PJSC	113,450	669,575

Polymetal International PLC	180,959	2,294,516

QIWI PLC ADR	94,500	1,849,365

Rosneft Oil Co. PJSC GDR(4)	504,820	3,312,383

Rosseti PJSC	30,609,873	667,917

Rostelecom PJSC	554,268	710,165

Rostelecom PJSC ADR	31,284	248,708

RusHydro PJSC	171,530,952	1,639,124

Sberbank of Russia PJSC	4,874,870	18,341,526

Severstal PJSC GDR(4)	140,101	2,363,433

Sistema PJSFC	3,087,600	483,975

Sistema PJSFC GDR(4)	136,806	423,341

Surgutneftegas PJSC ADR	604,519	2,489,791

Surgutneftegas PJSC ADR, PFC Shares	73,700	499,686

20	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)

Surgutneftegas PJSC, PFC Shares	2,861,117	$1,934,820

Tatneft PJSC ADR	116,376	8,606,525

Transneft PJSC, PFC Shares	833	2,180,584

Unipro PJSC	7,701,000	320,247

United Wagon Co. PJSC(1)	23,700	151,313

VEON, Ltd. ADR	471,930	1,321,404

VTB Bank PJSC GDR(4)	486,602	613,184

X5 Retail Group NV GDR(4)	226,978	7,767,268

Yandex NV, Class A(1)	256,600	9,750,800

		$138,328,358

Saudi Arabia — 3.0%

Abdullah Al Othaim Markets Co.	51,043	$1,063,189

Advanced Petrochemical Co.	20,100	322,017

Al Babtain Power & Telecommunication Co.	16,768	95,907

Al Hammadi Co. for Development and Investment(1)	86,192	494,736

Al Rajhi Bank	167,295	3,106,211

Alandalus Property Co.	155,313	591,218

Aldrees Petroleum and Transport Services Co.	53,394	488,358

Alinma Bank	90,717	589,640

Almarai Co. JSC	292,135	4,110,876

Arab National Bank	30,500	212,579

Arriyadh Development Co.	182,126	726,982

Bank Al-Jazira	74,855	303,379

Bank AlBilad(1)	48,187	349,689

Banque Saudi Fransi	42,651	480,772

Batic Investments and Logistic Co.(1)	28,296	255,019

Bawan Co.(1)	29,236	106,147

Co. for Cooperative Insurance (The)(1)	16,075	299,958

Dallah Healthcare Co.	66,529	875,726

Dar Al Arkan Real Estate Development Co.	1,070,448	3,355,283

Dur Hospitality Co.	23,004	108,349

Emaar Economic City(1)	831,534	2,211,657

Etihad Etisalat Co.(1)	270,707	1,735,944

Fawaz Abdulaziz Al Hokair & Co.(1)	94,697	617,384

Herfy Food Services Co.	12,431	187,355

Jarir Marketing Co.	83,746	3,692,373

Leejam Sports Co. JSC	29,620	590,577

Middle East Healthcare Co.(1)	123,320	904,288

Mobile Telecommunications Co. Saudi Arabia(1)	186,447	597,081

Mouwasat Medical Services Co.	72,906	1,748,054

National Agriculture Development Co. (The)(1)	38,301	244,039

National Commercial Bank	144,849	2,137,798

National Gas & Industrialization Co.	60,724	486,158

National Industrialization Co.(1)	65,180	295,200

Security	Shares	Value

Saudi Arabia (continued)

National Medical Care Co.	25,900	$391,639

Rabigh Refining & Petrochemical Co.(1)	184,300	1,018,051

Riyad Bank	146,137	1,047,355

Riyad REIT Fund	60,724	131,059

Sahara International Petrochemical Co.	81,973	452,967

Samba Financial Group	134,288	1,267,142

Saudi Airlines Catering Co.	52,055	1,185,348

Saudi Arabian Fertilizer Co.	34,233	773,755

Saudi Arabian Mining Co.(1)	82,819	1,072,488

Saudi Automotive Services Co.	97,264	392,902

Saudi Basic Industries Corp.	129,905	3,961,387

Saudi British Bank (The)	39,269	434,160

Saudi Cement Co.	15,800	295,693

Saudi Ceramic Co.(1)	42,675	228,955

Saudi Chemical Co.	54,201	448,506

Saudi Co. for Hardware LLC	21,276	385,003

Saudi Electricity Co.	1,349,798	6,740,695

Saudi Ground Services Co.	148,286	1,136,753

Saudi Industrial Investment Group	49,800	328,208

Saudi Industrial Services Co.	58,231	216,773

Saudi Kayan Petrochemical Co.(1)	144,700	472,862

Saudi Public Transport Co.(1)	89,877	324,413

Saudi Real Estate Co.(1)	60,549	198,158

Saudi Research & Marketing Group(1)	24,100	603,699

Saudi Telecom Co.	232,849	6,482,756

Saudia Dairy & Foodstuff Co.	16,637	503,536

Savola Group (The)	304,694	2,658,365

Seera Group Holding	221,824	1,035,689

United Electronics Co.	38,471	691,615

United International Transportation Co.	101,921	899,027

Yanbu Cement Co.	27,200	221,833

Yanbu National Petrochemical Co.	39,763	668,982

		$70,053,717

Slovenia — 0.8%

Cinkarna Celje DD	3,106	$656,024

KRKA DD	104,632	7,476,796

Luka Koper	26,836	878,011

Petrol	12,061	4,901,226

Pozavarovalnica Sava DD	41,134	780,710

Telekom Slovenije DD	21,374	1,502,774

Zavarovalnica Triglav DD	50,969	1,831,719

		$18,027,260

South Africa — 5.9%

Absa Group, Ltd.	203,773	$2,548,206

AECI, Ltd.	108,017	700,544

21	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)

African Rainbow Minerals, Ltd.	33,300	$432,349

Anglo American Platinum, Ltd.	15,100	898,449

AngloGold Ashanti, Ltd.	70,634	1,266,091

AngloGold Ashanti, Ltd. ADR	79,199	1,410,534

Aspen Pharmacare Holdings, Ltd.	301,772	2,153,975

Assore, Ltd.	24,358	636,203

Astral Foods, Ltd.	26,100	287,656

AVI, Ltd.	228,000	1,477,072

Barloworld, Ltd.	463,800	4,205,569

Bid Corp., Ltd.	433,003	9,428,988

Bidvest Group, Ltd. (The)	455,103	6,124,191

Clicks Group, Ltd.	218,200	3,179,341

DataTec, Ltd.(1)	305,900	754,971

Discovery, Ltd.	221,254	2,345,548

Exxaro Resources, Ltd.	92,500	1,132,691

FirstRand, Ltd.	589,585	2,871,560

Foschini Group, Ltd. (The)	104,323	1,336,697

Gold Fields, Ltd.	255,380	1,388,064

Grindrod, Ltd.	350,600	150,763

Growthpoint Properties, Ltd.	1,244,700	2,149,627

Hosken Consolidated Investments, Ltd.	33,700	255,741

Hyprop Investments, Ltd.	65,400	325,063

Impala Platinum Holdings, Ltd.(1)	133,586	661,998

Imperial Logistics, Ltd.	130,900	477,884

Investec, Ltd.	156,600	1,018,669

JSE, Ltd.	45,700	454,297

Kumba Iron Ore, Ltd.	22,200	787,020

Liberty Holdings, Ltd.	67,700	507,273

Life Healthcare Group Holdings, Ltd.	709,548	1,133,062

Massmart Holdings, Ltd.	48,804	215,286

MMI Holdings, Ltd.	554,133	745,462

Mondi, Ltd.	85,831	1,929,646

Motus Holdings, Ltd.	130,900	672,842

Mr Price Group, Ltd.	188,400	2,653,220

MTN Group, Ltd.	1,173,530	8,873,985

MultiChoice Group, Ltd.(1)	74,460	707,390

Murray & Roberts Holdings, Ltd.	689,700	710,207

Nampak, Ltd.(1)	677,282	493,991

Naspers, Ltd., Class N	70,060	16,958,027

Nedbank Group, Ltd.	141,600	2,547,117

Netcare, Ltd.	659,100	840,716

Northam Platinum, Ltd.(1)	298,659	1,251,295

Oceana Group, Ltd.	53,675	263,030

Pick’n Pay Stores, Ltd.	213,731	1,043,325

Rand Merchant Investment Holdings, Ltd.	449,000	1,083,598

Redefine Properties, Ltd.	1,959,096	1,258,949

Security	Shares	Value

South Africa (continued)

Remgro, Ltd.	194,905	$2,600,570

Reunert, Ltd.	401,800	1,930,686

RMB Holdings, Ltd.	273,400	1,639,977

Sanlam, Ltd.	499,901	2,775,764

Santam, Ltd.	27,610	587,166

Sappi, Ltd.	474,287	1,848,786

Sasol, Ltd.	341,059	8,480,562

Shoprite Holdings, Ltd.	419,647	4,690,555

Sibanye Gold, Ltd.(1)	1,116,045	1,314,409

SPAR Group, Ltd. (The)	79,260	1,052,898

Standard Bank Group, Ltd.	284,319	3,971,863

Steinhoff International Holdings NV(1)	1,020,600	93,883

Telkom SA SOC, Ltd.	333,000	2,177,822

Tiger Brands, Ltd.	207,487	3,295,849

Truworths International, Ltd.	299,341	1,485,749

Vodacom Group, Ltd.	444,200	3,774,407

Wilson Bayly Holmes-Ovcon, Ltd.	111,180	869,782

Woolworths Holdings, Ltd.	355,542	1,231,980

		$138,570,890

South Korea — 5.7%

AMOREPACIFIC Corp.	10,613	$1,516,066

AMOREPACIFIC Group	19,571	1,058,109

BNK Financial Group, Inc.	55,807	362,202

Bukwang Pharmaceutical Co., Ltd.	48,120	730,086

Cell Biotech Co., Ltd.	7,242	131,632

Celltrion, Inc.(1)	20,612	3,673,687

Chabiotech Co., Ltd.(1)	12,772	171,347

Cheil Worldwide, Inc.	38,050	968,574

CJ CheilJedang Corp.	3,500	900,611

CJ Corp.	7,083	620,452

CJ Corp., PFC Shares(1)	1,062	44,690

CJ ENM Co., Ltd.	1,122	172,104

CJ Logistics Corp.(1)	4,378	510,690

Daelim Industrial Co., Ltd.	6,870	685,102

Daesang Corp.	29,700	624,225

Daewoo Engineering & Construction Co., Ltd.(1)	60,100	257,636

Daewoo Industrial Development Co., Ltd.(1)	3,501	7,504

DB Insurance Co., Ltd.	9,442	484,564

DGB Financial Group Co., Ltd.	64,880	458,231

Dong-A ST Co., Ltd.	5,069	445,695

Doosan Corp.	4,600	400,949

E-MART, Inc.	8,311	1,007,435

Green Cross Corp.	2,863	301,797

Green Cross Holdings Corp.	9,800	184,324

GS Engineering & Construction Corp.	30,870	1,080,362

22	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

GS Holdings Corp.	40,856	$1,813,709

Hana Financial Group, Inc.	51,127	1,657,144

Hanjin Kal Corp.	8,977	233,700

Hanjin Transportation Co., Ltd.	10,500	332,163

Hankook Tire and Technology Co., Ltd.	27,617	839,863

Hanmi Pharm Co., Ltd.	3,160	1,107,090

Hanmi Science Co., Ltd.	22,491	1,330,187

Hanwha Chemical Corp.	65,820	1,297,014

Hanwha Corp.	27,900	646,239

HDC Holdings Co., Ltd.	11,087	145,748

HDC Hyundai Development Co-Engineering & Construction, Class E	15,492	584,611

Helixmith Co., Ltd.(1)	6,061	887,362

Hotel Shilla Co., Ltd.	12,750	1,073,081

Hyosung Advanced Materials Corp.(1)	2,398	248,618

Hyosung Chemical Corp.	1,707	221,417

Hyosung Corp.	7,385	465,083

Hyosung Heavy Industries Corp.(1)	4,991	145,424

Hyosung TNC Co., Ltd.	2,316	284,882

Hyundai Department Store Co., Ltd.	5,600	401,621

Hyundai Engineering & Construction Co., Ltd.	22,703	1,055,616

Hyundai Glovis Co., Ltd.	7,328	1,022,986

Hyundai Marine & Fire Insurance Co., Ltd.	14,350	353,695

Hyundai Mobis Co., Ltd.	12,626	2,575,999

Hyundai Motor Co.	32,990	4,003,836

Hyundai Steel Co.	18,270	662,422

Hyundai Wia Corp.	6,700	282,601

InBody Co., Ltd.	11,574	243,669

Industrial Bank of Korea	44,000	535,699

Kangwon Land, Inc.	36,658	960,358

KB Financial Group, Inc.	70,107	2,778,985

KCC Corp.	1,710	408,295

Kia Motors Corp.	64,887	2,475,362

KIWOOM Securities Co., Ltd.	5,067	359,032

Korea Electric Power Corp.(1)	106,430	2,355,974

Korea Gas Corp.	15,047	550,605

Korea Investment Holdings Co., Ltd.	10,700	748,903

Korea Shipbuilding and Offshore Engineering Co., Ltd.(1)	1,784	183,270

Korea Zinc Co., Ltd.	4,095	1,688,982

Korean Air Lines Co., Ltd.	18,577	466,588

Korean Reinsurance Co.	52,474	396,761

KT Corp.	16,507	405,298

KT&G Corp.	47,796	4,078,686

Kumho Petrochemical Co., Ltd.	4,900	413,788

LG Chem, Ltd.	12,024	3,695,389

LG Corp.	28,377	1,889,175

Security	Shares	Value

South Korea (continued)

LG Display Co., Ltd.(1)	33,200	$514,606

LG Electronics, Inc.	9,019	620,563

LG Hausys, Ltd.	4,611	245,666

LG Household & Health Care, Ltd.	3,551	4,044,465

LG Uplus Corp.	278,220	3,493,385

Lotte Chemical Corp.	7,483	1,639,078

Lotte Corp.(1)	5,150	196,520

LOTTE Fine Chemical Co., Ltd.	10,800	494,614

Lotte Shopping Co., Ltd.	4,018	559,208

LS Corp.	7,030	289,734

LS Industrial Systems Co., Ltd.	4,500	197,276

Macrogen, Inc.(1)	13,950	366,024

Medy-Tox, Inc.	2,680	1,045,992

Mirae Asset Daewoo Co., Ltd.	19,799	140,597

Naver Corp.	15,655	1,547,197

NCsoft Corp.	5,300	2,192,490

NH Investment & Securities Co., Ltd.	51,222	644,739

Nong Shim Co., Ltd.	1,100	242,000

Orion Corp. of Republic of Korea	7,895	632,972

Osstem Implant Co., Ltd.(1)	12,166	790,651

POSCO	20,045	4,255,249

Posco International Corp.	10,502	167,257

S-Oil Corp.	24,372	1,770,156

S1 Corp.	10,130	855,897

Samsung Biologics Co., Ltd.(1)(3)	5,364	1,488,760

Samsung C&T Corp.	7,152	593,347

Samsung Card Co., Ltd.	10,660	352,657

Samsung Electro-Mechanics Co., Ltd.	6,216	528,890

Samsung Electronics Co., Ltd.	286,409	11,662,667

Samsung Fire & Marine Insurance Co., Ltd.	6,363	1,477,419

Samsung Life Insurance Co., Ltd.	16,204	1,174,121

Samsung SDI Co., Ltd.	5,742	1,178,053

Samsung Securities Co., Ltd.	14,212	482,064

Seegene, Inc.(1)	19,291	442,139

Shinhan Financial Group Co., Ltd.	74,670	2,904,219

Shinsegae, Inc.	2,179	568,782

SK Chemicals Co., Ltd.	6,265	312,172

SK Discovery Co., Ltd.	5,834	138,333

SK Holdings Co., Ltd.	6,366	1,281,017

SK Hynix, Inc.	31,485	1,893,803

SK Innovation Co., Ltd.	39,991	5,512,348

SK Telecom Co., Ltd.	30,943	6,941,822

Woongjin Coway Co., Ltd.	15,560	1,040,852

Woori Financial Group, Inc.	20,809	253,240

Yuhan Corp.	6,029	1,277,263

Zyle Motor Sales Corp.(1)	4,895	6,995

		$133,562,303

23	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Sri Lanka — 0.7%

Access Engineering PLC	3,828,963	$309,937

Aitken Spence PLC	867,213	201,414

Ceylon Tobacco Co. PLC	96,609	701,219

Chevron Lubricants Lanka PLC	1,378,614	460,040

Commercial Bank of Ceylon PLC	4,238,306	2,209,446

DFCC Bank PLC	648,984	264,677

Dialog Axiata PLC	15,786,381	805,096

Distilleries Co. of Sri Lanka PLC	1,837,926	164,685

Hatton National Bank PLC	1,937,394	1,470,392

Hemas Holdings PLC	1,724,055	605,488

John Keells Holdings PLC	6,067,440	4,762,378

Melstacorp PLC(1)	6,203,001	1,474,348

National Development Bank PLC	1,614,929	813,906

Nations Trust Bank PLC(1)	979,263	443,976

Nestle Lanka PLC	15,593	132,536

Sampath Bank PLC	941,836	747,307

Teejay Lanka PLC	1,870,121	343,552

		$15,910,397

Taiwan — 5.9%

Advantech Co., Ltd.	35,963	$306,264

ASE Technology Holding Co., Ltd.	246,415	491,822

Asia Cement Corp.	1,183,967	1,814,321

Asia Optical Co., Inc.	114,000	320,096

Asustek Computer, Inc.	50,174	360,140

AU Optronics Corp.	2,104,000	630,339

Catcher Technology Co., Ltd.	113,100	812,562

Cathay Financial Holding Co., Ltd.	1,688,464	2,338,659

Cathay Real Estate Development Co., Ltd.	346,500	309,086

Chang Hwa Commercial Bank, Ltd.	1,815,286	1,224,904

Cheng Shin Rubber Industry Co., Ltd.	1,410,951	1,822,650

Chicony Electronics Co., Ltd.	161,318	397,650

China Airlines, Ltd.	940,963	297,985

China Development Financial Holding Corp.	2,849,106	869,665

China Life Insurance Co., Ltd.	519,639	415,906

China Motor Corp.	1,026,930	916,392

China Petrochemical Development Corp.	1,057,199	359,748

China Steel Corp.	4,398,886	3,535,315

Chipbond Technology Corp.	240,000	467,992

Chong Hong Construction Co., Ltd.	165,761	476,751

Chunghwa Telecom Co., Ltd.	2,476,909	9,009,184

Clevo Co.	206,579	206,550

Compal Electronics, Inc.	465,000	305,013

Coretronic Corp.	169,387	237,361

CTBC Financial Holding Co., Ltd.	2,829,273	1,945,441

Delta Electronics, Inc.	192,356	977,638

Security	Shares	Value

Taiwan (continued)

E.Sun Financial Holding Co., Ltd.	1,859,725	$1,557,698

Elan Microelectronics Corp.	99,687	234,267

Eternal Materials Co., Ltd.	388,561	338,473

EVA Airways Corp.	2,017,297	970,000

Evergreen Marine Corp.	1,229,879	493,343

Far Eastern Department Stores, Ltd.	1,096,944	794,979

Far Eastern International Bank	1,065,026	421,950

Far Eastern New Century Corp.	2,069,313	2,235,686

Far EasTone Telecommunications Co., Ltd.	1,199,364	3,022,451

Faraday Technology Corp.	192,000	299,117

Feng Hsin Steel Co., Ltd.	172,000	348,411

First Financial Holding Co., Ltd.	2,373,594	1,743,480

Formosa Chemicals & Fibre Corp.	991,278	3,293,985

Formosa Petrochemical Corp.	985,153	3,518,094

Formosa Plastics Corp.	940,724	3,471,876

Formosa Taffeta Co., Ltd.	545,000	686,680

Foxconn Technology Co., Ltd.	236,305	480,497

Fubon Financial Holding Co., Ltd.	1,329,833	1,965,163

Giant Manufacturing Co., Ltd.	228,093	1,788,636

Great Wall Enterprise Co., Ltd.	343,857	442,564

Highwealth Construction Corp.	325,556	518,549

Hiwin Technologies Corp.	194,261	1,631,259

Hon Hai Precision Industry Co., Ltd.	874,108	2,180,825

Hotai Motor Co., Ltd.	98,000	1,606,010

Hua Nan Financial Holdings Co., Ltd.	2,137,140	1,435,320

Huaku Development Co., Ltd.	187,010	513,133

Inventec Corp.	692,179	550,273

King Yuan Electronics Co., Ltd.	198,700	171,959

Largan Precision Co., Ltd.	7,042	879,500

Lite-On Technology Corp.	478,048	700,635

MediaTek, Inc.	103,664	1,049,988

Mega Financial Holding Co., Ltd.	1,689,240	1,681,367

Merida Industry Co., Ltd.	435,907	2,576,275

Mitac Holdings Corp.	374,240	375,690

Nan Kang Rubber Tire Co., Ltd.	759,819	860,561

Nan Ya Plastics Corp.	1,627,162	4,120,284

Nanya Technology Corp.	247,165	513,863

Novatek Microelectronics Corp., Ltd.	50,479	281,680

Oriental Union Chemical Corp.	453,200	376,233

Pegatron Corp.	322,486	559,085

Phison Electronics Corp.	43,692	398,702

Pou Chen Corp.	2,168,764	2,689,679

Powertech Technology, Inc.	202,725	496,808

President Chain Store Corp.	619,120	5,991,740

Quanta Computer, Inc.	293,482	571,254

Radiant Opto-Electronics Corp.	120,350	404,448

24	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Realtek Semiconductor Corp.	61,542	$453,273

Ruentex Development Co., Ltd.	243,743	348,804

Ruentex Industries, Ltd.	697,171	1,698,246

Sanyang Motor Co., Ltd.	1,509,000	1,095,501

Shin Kong Financial Holding Co., Ltd.	3,317,472	1,008,229

Shin Kong Synthetic Fibers Corp.	965,996	433,188

Simplo Technology Co., Ltd.	38,652	312,573

Sino-American Silicon Products, Inc.	120,857	318,331

SinoPac Financial Holdings Co., Ltd.	2,670,980	1,122,795

Synnex Technology International Corp.	446,558	561,617

Tainan Spinning Co., Ltd.	1,445,010	570,258

Taishin Financial Holding Co., Ltd.	1,511,940	696,570

Taiwan Business Bank	2,084,051	917,163

Taiwan Cement Corp.	1,896,529	2,811,411

Taiwan Cooperative Financial Holding Co., Ltd.	1,415,357	948,578

Taiwan Mobile Co., Ltd.	1,170,052	4,613,720

Taiwan Semiconductor Manufacturing Co., Ltd.	1,083,945	8,290,420

Taiwan Tea Corp.	382,711	199,118

Tatung Co., Ltd.(1)	1,214,645	734,494

Teco Electric & Machinery Co., Ltd.	989,000	726,920

Tong Yang Industry Co., Ltd.	379,826	549,356

Tripod Technology Corp.	152,979	544,082

TSRC Corp.	271,887	242,584

TTY Biopharm Co., Ltd.	307,255	837,677

Tung Ho Steel Enterprise Corp.	293,385	220,178

U-Ming Marine Transport Corp.	202,000	217,808

Uni-President Enterprises Corp.	3,855,626	10,270,156

United Microelectronics Corp.	1,596,361	719,258

Vanguard International Semiconductor Corp.	97,544	205,400

Walsin Lihwa Corp.	1,085,980	515,602

Wan Hai Lines, Ltd.	339,570	198,074

Waterland Financial Holdings	1,665,009	573,803

WPG Holdings Co., Ltd.	231,285	300,601

Yageo Corp.	35,362	302,095

YFY, Inc.	866,414	332,191

Yieh Phui Enterprise Co., Ltd.	1,096,420	325,432

Yuanta Financial Holding Co., Ltd.	2,387,289	1,435,044

Yulon Motor Co., Ltd.	512,420	376,880

		$138,119,334

Thailand — 3.0%

Advanced Info Service PCL(7)	504,300	$3,588,403

Airports of Thailand PCL(7)	1,703,100	4,083,694

AP Thailand PCL(7)	4,609,660	1,179,865

Bangkok Bank PCL(7)	143,700	923,568

Bangkok Dusit Medical Services PCL(7)	5,013,300	4,251,689

Security	Shares	Value

Thailand (continued)

Bangkok Expressway & Metro PCL(7)	3,422,254	$1,272,605

Banpu PCL(7)	695,700	340,654

BEC World PCL(1)(7)	979,400	281,239

Berli Jucker PCL(7)	497,900	820,420

Bumrungrad Hospital PCL(7)	559,800	3,085,444

Central Pattana PCL(7)	972,200	2,378,530

Charoen Pokphand Foods PCL(7)	1,061,400	978,145

CP ALL PCL(7)	1,250,500	3,509,894

Electricity Generating PCL(7)	229,400	2,432,210

Hana Microelectronics PCL(7)	1,416,900	1,192,142

Home Product Center PCL(7)	1,565,760	893,974

Indorama Ventures PCL(7)	1,028,571	1,577,645

Intouch Holdings PCL(7)	819,271	1,677,012

IRPC PCL(7)	4,225,800	689,942

Italian-Thai Development PCL(7)	4,014,629	306,200

Kasikornbank PCL(7)	364,900	2,238,107

KCE Electronics PCL(7)	656,600	407,250

Kiatnakin Bank PCL(7)	306,200	694,238

Krung Thai Bank PCL(7)	1,610,225	1,024,198

Land & Houses PCL(7)	896,600	324,747

Major Cineplex Group PCL(7)	413,100	393,919

Minor International PCL(7)	3,179,761	4,251,150

Precious Shipping PCL(1)(7)	933,750	247,100

PTT Exploration & Production PCL(7)	370,516	1,635,897

PTT Global Chemical PCL(7)	861,905	1,800,468

PTT PCL(7)	2,284,700	3,638,080

Quality House PCL(7)	9,121,583	922,502

Ratch Group PCL(7)	578,300	1,259,215

Siam Cement PCL(7)	153,811	2,367,439

Siam City Cement PCL(7)	84,087	658,140

Siam Commercial Bank PCL(7)	439,500	2,000,179

Sino-Thai Engineering & Construction PCL(7)	972,300	855,952

SVI PCL(7)	1,450,800	205,334

Thai Airways International PCL(1)(7)	1,290,500	446,132

Thai Beverage PCL(7)	2,915,200	1,789,569

Thai Oil PCL(7)	462,600	1,004,822

Thai Union Group PCL(7)	832,192	496,775

Thanachart Capital PCL(7)	210,300	380,731

Thoresen Thai Agencies PCL(7)	2,257,887	390,300

TMB Bank PCL(7)	5,321,200	340,211

Total Access Communication PCL(7)	496,800	858,286

TPI Polene PCL(7)	12,987,500	846,782

True Corp. PCL(7)	6,556,682	1,251,604

TTW PCL(7)	3,531,700	1,634,730

WHA Corp. PCL(7)	2,277,900	352,182

		$70,179,314

25	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Tunisia — 0.3%

Attijari Bank	54,723	$669,706

Banque de Tunisie	160,285	412,333

Banque Internationale Arabe de Tunisie	23,438	897,130

Banque Nationale Agricole(1)	95,011	449,138

Carthage Cement(1)	469,841	195,820

Euro Cycles SA	34,571	207,640

Poulina Group	173,437	783,049

Societe d’Articles Hygieniques SA(1)	120,815	445,384

Societe Frigorifique et Brasserie de Tunis SA	162,408	1,106,952

Telnet Holding	110,412	437,487

Union Internationale de Banques SA	79,769	605,896

		$6,210,535

Turkey — 1.5%

Akbank T.A.S.(1)	1,132,745	$1,340,621

Aksa Akrilik Kimya Sanayii AS	262,532	419,031

Aksa Enerji Uretim AS(1)	287,982	115,743

Anadolu Efes Biracilik ve Malt Sanayii AS	196,474	674,839

Arcelik AS(1)	472,576	1,585,137

Aselsan Elektronik Sanayi Ve Ticaret AS	154,326	478,705

Aygaz AS	330,198	500,228

BIM Birlesik Magazalar AS	184,582	2,536,305

Coca-Cola Icecek AS	53,519	275,774

Dogan Sirketler Grubu Holding AS	1,323,188	260,263

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,871,983	1,144,713

Enerjisa Enerji AS(3)	942,937	896,821

Enka Insaat ve Sanayi AS	732,102	691,070

Eregli Demir ve Celik Fabrikalari TAS	1,633,114	2,218,106

Ford Otomotiv Sanayi AS	110,419	1,191,086

Haci Omer Sabanci Holding AS	491,339	728,206

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	259,353	255,454

Is Gayrimenkul Yatirim Ortakligi AS(1)	2,448,816	426,747

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,222,022	474,541

KOC Holding AS	393,160	1,186,482

Koza Altin Isletmeleri AS(1)	65,992	601,678

Migros Ticaret AS(1)	66,613	155,513

Net Holding AS(1)	849,103	241,821

Petkim Petrokimya Holding AS(1)	1,438,749	1,008,141

Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	204,650

Soda Sanayii AS	166,303	182,678

TAV Havalimanlari Holding AS	110,267	513,545

Tekfen Holding AS	122,106	546,659

Tofas Turk Otomobil Fabrikasi AS	262,004	872,123

Tupras-Turkiye Petrol Rafinerileri AS	177,378	3,518,291

Turk Hava Yollari AO(1)	245,786	546,206

Security	Shares	Value

Turkey (continued)

Turk Sise ve Cam Fabrikalari AS	401,274	$359,397

Turk Telekomunikasyon AS(1)	703,586	604,271

Turkcell Iletisim Hizmetleri AS	1,682,885	3,715,649

Turkiye Garanti Bankasi AS(1)	777,958	1,221,611

Turkiye Halk Bankasi AS	387,464	383,638

Turkiye Is Bankasi AS, Class C(1)	592,667	618,081

Turkiye Vakiflar Bankasi TAO, Class D	303,138	218,995

Ulker Biskuvi Sanayi AS(1)	178,913	600,123

Vestel Elektronik Sanayi ve Ticaret AS(1)	193,080	411,274

Yapi ve Kredi Bankasi AS(1)	998,543	415,084

Zorlu Enerji Elektrik Uretim AS(1)	1,059,238	215,579

		$34,554,879

United Arab Emirates — 1.4%

Abu Dhabi Commercial Bank PJSC	1,487,826	$3,361,952

Abu Dhabi National Hotels	832,200	761,979

Agthia Group PJSC	623,000	612,596

Air Arabia PJSC(1)	6,041,100	1,712,343

Al Waha Capital PJSC	1,401,285	358,838

Aldar Properties PJSC	3,816,500	1,967,500

Arabtec Holding PJSC	1,822,819	748,028

Dana Gas PJSC	3,612,782	930,354

DP World PLC	321,636	5,113,220

Dubai Financial Market PJSC(1)	1,713,500	329,125

Dubai Investments PJSC	1,379,272	461,387

Dubai Islamic Bank PJSC	1,037,500	1,453,165

Emaar Properties PJSC	3,506,022	4,228,939

Emirates Telecommunications Group Co. PJSC	676,655	3,074,379

First Abu Dhabi Bank PJSC	1,637,154	6,636,209

RAK Properties PJSC(1)	1,262,100	147,630

Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	196,937

		$32,094,581

Vietnam — 1.4%

Bank for Foreign Trade of Vietnam JSC	1,175,259	$3,560,241

Bank for Investment and Development of Vietnam JSC(1)	599,090	816,431

Bao Viet Holdings	371,340	1,287,735

Danang Rubber JSC	277,686	219,475

Development Investment Construction Corp.	470,142	272,842

FLC Faros Construction JSC(1)	365,126	467,019

Gemadept Corp.	810,119	905,640

HAGL JSC(1)	1,003,770	230,757

Hoa Phat Group JSC(1)	4,234,948	4,279,325

KIDO Group Corp.	387,216	319,238

Kinh Bac City Development Share Holding Corp.(1)	590,200	360,102

Masan Group Corp.(1)	575,300	2,051,924

26	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)

PetroVietnam Drilling & Well Services JSC(1)	824,017	$663,924

PetroVietnam Fertilizer & Chemical JSC	342,540	222,827

PetroVietnam Gas JSC	254,010	1,066,887

PetroVietnam Technical Services Corp.	705,772	698,688

SSI Securities Corp.	143,640	153,160

Vietjet Aviation JSC	230,164	1,265,341

Vietnam Construction and Import-Export JSC	304,400	342,536

Vietnam Dairy Products JSC	748,790	3,956,387

Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	684,823	574,259

Vietnam National Petroleum Group	309,590	792,447

Vincom Retail JSC	170,213	247,264

Vingroup JSC(1)	1,717,244	8,530,340

Vinh Son - Song Hinh Hydropower JSC(1)	484,210	372,087

		$33,656,876

Total Common Stocks (identified cost $1,768,198,035)		$2,333,173,763

Rights(1) — 0.0%(5)
Security	Shares	Value

Banque Nationale Agricole, Exp. 4/15/49	35	$3

China International Marine Containers Co., Ltd., Exp. 7/2/19	4,017	0

Enel Americas SA, Exp. 7/25/19	2,574,378	37,858

Helixmith Co., Ltd., Exp. 8/6/19	405	11,435

Kuwait Projects Co. Holdings KSC, Exp. 7/17/19	111,923	2,950

Lippo Karawaci Tbk PT, Exp. 7/10/19	55,662,600	70,920

Sohar International Bank SAOG, Exp. 7/21/19	763,465	0

Total Rights (identified cost $464,229)		$123,166

Warrants(1) — 0.0%(5)
Security	Shares	Value

Minor International PCL, Exp. 9/30/21, Strike THB 43.00	158,988	$28,773

Total Warrants (identified cost $0)		$28,773

Total Investments — 99.6% (identified cost $1,768,662,264)		$2,333,325,702

Other Assets, Less Liabilities — 0.4%		$8,354,534

Net Assets — 100.0%		$2,341,680,236

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $13,418,020 or 0.6% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities is $40,876,622 or 1.7% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Hong Kong Dollar	9.3%	$217,415,458

United States Dollar	9.1	214,324,373

New Taiwan Dollar	5.9	138,119,334

South African Rand	5.8	137,066,473

Mexican Peso	5.8	134,778,543

South Korean Won	5.7	133,573,738

Indian Rupee	5.7	132,763,066

Brazilian Real	5.4	125,422,648

Philippine Peso	3.1	71,756,091

Malaysian Ringgit	3.0	71,304,652

Indonesian Rupiah	3.0	70,765,943

Saudi Riyal	3.0	70,053,717

Polish Zloty	2.9	68,854,170

Thai Baht	2.9	68,418,518

Euro	2.7	62,935,644

Chilean Peso	2.2	51,786,120

Kuwaiti Dinar	1.9	45,007,398

Russian Ruble	1.8	41,968,528

New Turkish Lira	1.5	34,554,879

Qatari Riyal	1.5	34,374,740

Vietnamese Dong	1.4	33,656,876

Chinese Yuan Renminbi	1.4	33,323,063

United Arab Emirates Dirham	1.4	32,374,631

Colombian Peso	1.2	28,572,528

Other currency, less than 1% each	12.0	280,154,571

Total Investments	99.6%	$2,333,325,702

27	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	20.2%	$472,349,133

Materials	11.1	260,302,546

Consumer Staples	10.8	253,219,861

Communication Services	10.6	247,840,614

Industrials	9.7	227,973,802

Energy	8.8	206,583,954

Consumer Discretionary	8.5	200,268,644

Utilities	6.3	146,769,940

Real Estate	4.8	112,965,216

Health Care	4.5	105,254,752

Information Technology	4.3	99,797,240

Total Investments	99.6%	$2,333,325,702

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

Currency Abbreviations:

THB	–	Thai Baht

28	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Statement of Assets and Liabilities

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $1,768,662,264)	$2,333,325,702

Cash	3,220,659

Foreign currency, at value (identified cost, $3,950,718)	3,910,072

Dividends receivable	9,059,639

Receivable for investments sold	493,101

Receivable for Fund shares sold	1,123,333

Tax reclaims receivable	220,442

Total assets	$2,351,352,948

Liabilities

Payable for investments purchased	$80,089

Payable for Fund shares redeemed	6,035,636

Payable to affiliates:

Investment adviser fee	862,081

Administration fee	957,868

Accrued foreign capital gains taxes	1,711,612

Accrued expenses	25,426

Total liabilities	$9,672,712

Net Assets	$2,341,680,236

Sources of Net Assets

Paid-in capital	$1,811,076,850

Distributable earnings	530,603,386

Total	$2,341,680,236

Institutional Class Shares

Net Assets	$2,341,680,236

Shares Outstanding	48,265,152

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$48.52

29	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Statement of Operations

Investment Income	Year Ended June 30, 2019

Dividends (net of foreign taxes, $11,001,923)	$86,756,341

Interest	36,015

Other income	252,741

Total investment income	$87,045,097

Expenses

Investment adviser fee	$12,383,573

Administration fee	13,759,526

Interest expense and fees	229,866

Total expenses	$26,372,965

Net investment income	$60,672,132

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $406,109)	$74,490

Foreign currency transactions	(1,708,478)

Net realized loss	$(1,633,988)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $1,443,426)	$(29,861,586)

Foreign currency	157,354

Net change in unrealized appreciation (depreciation)	$(29,704,232)

Net realized and unrealized loss	$(31,338,220)

Net increase in net assets from operations	$29,333,912

30	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$60,672,132	$67,340,381

Net realized gain (loss)	(1,633,988)	62,629,778

Net change in unrealized appreciation (depreciation)	(29,704,232)	11,032,052

Net increase in net assets from operations	$29,333,912	$141,002,211

Distributions to shareholders(1) —

Institutional Class	$(57,500,535)	$(64,914,501)

Distributions to shareholders	$(57,500,535)	$(64,914,501)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$200,590,980	$384,045,332

Net asset value of shares issued to shareholders in payment of distributions declared	51,412,970	59,165,671

Cost of shares redeemed	(1,139,930,136)	(672,980,908)

Redemption fees	—	756,888

Net decrease in net assets from Fund share transactions	$(887,926,186)	$(229,013,017)

Net decrease in net assets	$(916,092,809)	$(152,925,307)

Net Assets

At beginning of year	$3,257,773,045	$3,410,698,352

At end of year	$2,341,680,236	$3,257,773,045 (2)

(1)

For the year ended June 30, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(114,522) at June 30, 2018. The requirement to disclose the corresponding amount as of June 30, 2019 was eliminated.

31	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Financial Highlights

	Institutional Class

	Year Ended June 30,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$48.590	$47.740	$41.370	$46.230	$52.430

Income (Loss) From Operations

Net investment income(1)	$1.042	$0.967	$0.777	$0.799	$0.838

Net realized and unrealized gain (loss)	(0.110)	0.811	6.232	(5.019)	(6.134)

Total income (loss) from operations	$0.932	$1.778	$7.009	$(4.220)	$(5.296)

Less Distributions

From net investment income	$(1.002)	$(0.939)	$(0.699)	$(0.802)	$(0.981)

Total distributions	$(1.002)	$(0.939)	$(0.699)	$(0.802)	$(0.981)

Redemption fees(1)(2)	$—	$0.011	$0.060	$0.162	$0.077

Net asset value — End of year	$48.520	$48.590	$47.740	$41.370	$46.230

Total Return(3)	2.12%	3.63%	17.34%	(8.64)%	(9.93)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,341,680	$3,257,773	$3,410,698	$2,850,969	$3,697,968

Ratios (as a percentage of average daily net assets):

Expenses	0.96%	0.95%	0.95%	0.95%	0.95%

Net investment income	2.21%	1.86%	1.75%	1.99%	1.71%

Portfolio Turnover	4%	6%	8%	2%	10%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

32	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended June 30, 2019, the Fund received approximately $253,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

33

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Notes to Financial Statements — continued

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 were subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 were subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 were not subject to a redemption fee. The redemption fee was accounted for as an addition to paid-in capital. Effective September 1, 2016, Fund shares are no longer subject to a redemption fee.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended June 30, 2019 and June 30, 2018 was as follows:

	Year Ended June 30,
	2019	2018

Ordinary income	$57,500,535	$64,914,501

During the year ended June 30, 2019, distributable earnings was decreased by $10,237,191 and paid-in capital was increased by $10,237,191 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

34

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Notes to Financial Statements — continued

As of June 30, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$25,374,078

Deferred capital losses	$(26,736,183)

Net unrealized appreciation	$531,965,491

At June 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $26,736,183 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2019, $14,915,255 are short-term and $11,820,928 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,799,631,439

Gross unrealized appreciation	$830,632,737

Gross unrealized depreciation	(296,938,474)

Net unrealized appreciation	$533,694,263

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2019, the investment adviser fee amounted to $12,383,573. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2019, the administration fee amounted to $13,759,526. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

During the year ended June 30, 2018, EVM identified certain shareholder redemption transactions for which redemption fees, which were discontinued effective September 1, 2016, were inadvertently not charged that related to the year ended June 30, 2017 and prior years. These redemption fees, which aggregated $756,888, were paid to the Fund by EVM and have been included in redemption fees in the Statements of Changes in Net Assets.

During the year ended June 30, 2019, Parametric reimbursed the Fund $6,105 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $111,631,245 and $990,535,647, respectively, for the year ended June 30, 2019.

35

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Notes to Financial Statements — continued

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2019	2018

Sales	4,288,507	7,355,274

Issued to shareholders electing to receive payments of distributions in Fund shares	1,166,885	1,143,077

Redemptions	(24,237,358)	(12,887,177)

Net decrease	(18,781,966)	(4,388,826)

For the year ended June 30, 2018, the Fund received $756,888 in redemption fees (see Note 3).

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the year ended June 30, 2019 were $5,245,000 and 3.37%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Notes to Financial Statements — continued

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$16,622,312	$1,039,613,355		$19,468	$1,056,255,135

Emerging Europe	17,513,901	360,722,105		0	378,236,006

Latin America	434,841,343	—		0	434,841,343

Middle East/Africa	2,517,042	459,978,740		1,345,497	463,841,279

Total Common Stocks	$471,494,598	$1,860,314,200	**	$1,364,965	$2,333,173,763

Rights	$108,781	$14,385		$—	$123,166

Warrants	28,773	—		—	28,773

Total Investments	$471,632,152	$1,860,328,585		$1,364,965	$2,333,325,702

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2019 is not presented.

37

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

38

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended June 30, 2019, the Fund designates approximately $59,382,460, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended June 30, 2019, the Fund paid foreign taxes of $10,802,813 and recognized foreign source income of $97,318,825.

39

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

40

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent

41

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that, in light of the level of the Adviser’s 2018 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

42

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 168 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 168 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

43

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

44

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2019

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief

Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2018 and June 30, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2018	6/30/2019
Audit Fees	$78,070	$79,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$20,654	$20,977
All Other Fees(3)	$0	$0

Total(4)	$98,724	$100,227

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/17	6/30/18		10/31/18	6/30/19
Audit Fees	$26,520	$78,070		$26,520	$79,250
Audit-Related Fees(1)	$0	$0		$0	$0
Tax Fees(2)	$14,022	$20,654		$14,022	$20,977
All Other Fees(3)	$0	$0		$0	$0

Total	$40,542	$98,724	(4)	$40,542	$100,277	(4)

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/17	6/30/18	10/31/18	6/30/19
Registrant(1)	$14,022	$20,654	$14,022	$20,977
Eaton Vance(2)	$148,018	$51,855	$126,485	$60,130

(1)	Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019